JAMES ADVANTAGE FUNDS

JAMES BALANCED: GOLDEN RAINBOW FUND (Retail Class)

GLRBX

JAMES SMALL CAP FUND

JASCX

JAMES MID CAP FUND

JAMDX

JAMES EQUITY FUND

JALCX

JAMES MARKET NEUTRAL FUND

JAMNX

PROSPECTUS

MARCH 20, 2010

AS WITH ALL MUTUAL FUND SHARES AND PROSPECTUSES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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JAMES BALANCED: GOLDEN RAINBOW FUND

Retail Class Shares

Investment Objective

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.74%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%

(1)          Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
James Balanced: Golden Rainbow Fund	$119	$372	$644	$1,420

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. The fixed income portion of the Fund will consist primarily of U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. The Fund will limit its purchases of non-U.S. government securities to issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments. The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years).

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not

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endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

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Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Retail Class of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99 JAMES (1-800-995-2637).

Annual Total Return (Retail Class Shares) (Years ended December 31):

1999	3.42%
2000	4.58%
2001	2.56%
2002	-0.79%
2003	18.22%
2004	12.97%
2005	8.37%
2006	7.90%
2007	8.61%
2008	-5.53%

Best Quarter	2nd Quarter 2003	9.89%
Worst Quarter	3rd Quarter 2008	-5.37%

The Fund’s (Retail Class Shares) year-to-date return as of September 30, 2009 was 5.89%.

Average Annual Total Returns (Retail Class Shares) (as of December 31, 2008)

	One Year	Five Years	Ten Years
James Balanced: Golden Rainbow Fund
Return Before Taxes	-5.53%	6.27%	5.84%
Return after Taxes on Distributions	-6.04%	5.42%	4.31%
Return after Taxes on Distributions and Sale of Fund Shares	-3.50%	5.08%	4.28%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%
Blended (25% S&P 500® Index; 25% Russell 2000® Index; 50% Barclays Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)	-16.73%	1.66%	3.60%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

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Portfolio Management

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by an investment committee of the Adviser consisting of the following seven members:

Dr. Frank James, PhD	Barry James, CFA, CIC	Ann M. Shaw, CFP	Thomas L. Mangan
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since Inception	Since Inception

David W. James, CFA	R. Brian Culpepper	Brian Shepardson, CFA, CIC
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since 2001

Buying and Selling Fund Shares

Minimum Initial Investment	Minimum Additional Investment
$2,000
$500 (tax-deferred accounts)	None

Fund shares may be purchased or sold on any business day by calling 1-800-99JAMES (1-800-995-2637); by writing to The James Advantage Funds, P.O. Box 786, Denver, CO 80201; via overnight mail at 1290 Broadway, Suite 1100, Denver, CO 80203; or via the Fund’s website at www.jamesfunds.com.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page 22 of this prospectus.

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JAMES SMALL CAP FUND

Investment Objective

James Small Cap Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.24%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.50%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
James Small Cap Fund	$154	$477	$824	$1,802

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of small capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Small capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell 2000® Index, including ETFs that invest primarily in such securities. As of September 30, 2009, the largest market capitalization of the companies included in the Russell 2000® Index was $3.6 billion. Micro cap securities are considered small capitalization securities.

The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell 2000® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

7

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are more volatile and their markets less liquid relative to larger cap securities. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Performance

The bar chart and performance table below illustrate the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99 JAMES (1-800-995-2637).

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Annual Total Return (Years ended December 31):

1999	-10.43%
2000	5.03%
2001	5.38%
2002	-2.40%
2003	53.64%
2004	26.18%
2005	7.51%
2006	12.49%
2007	-6.16%
2008	-35.70%

Best Quarter	2nd Quarter 2003	25.01%
Worst Quarter	4th Quarter 2008	-20.84%

The Fund’s year-to-date return as of September 30, 2009 was 16.74%.

Average Annual Total Returns (as of December 31, 2008)

	One Year	Five Years	Ten Years
James Small Fund
Return Before Taxes	-35.70%	-1.63%	3.19%
Return after Taxes on Distributions	-35.72%	-1.89%	3.03%
Return after Taxes on Distributions and Sale of Fund Shares	-23.16%	-1.30%	2.80%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-33.80%	-0.93%	3.02%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by an investment committee of the Adviser consisting of the following seven members:

Dr. Frank James, PhD	Barry James, CFA, CIC	Ann M. Shaw, CFP	Thomas L. Mangan
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since Inception	Since Inception

David W. James, CFA	R. Brian Culpepper	Brian Shepardson, CFA, CIC
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since 2001

Buying and Selling Fund Shares

Minimum Initial Investment	Minimum Additional Investment
$2,000
$500 (tax-deferred accounts)	None

Fund shares may be purchased or sold on any business day by calling 1-800-99JAMES (1-800-995-2637); by writing to The James Advantage Funds, P.O. Box 786, Denver, CO 80201; via

9

overnight mail at 1290 Broadway, Suite 1100, Denver, CO 80203; or via the Fund’s website at www.jamesfunds.com.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page 22 of this prospectus.

10

JAMES MID CAP FUND

Investment Objective

James Mid Cap Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.51%

(1)          Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
James Mid Cap Fund	$154	$477	$824	$1,802

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued.  Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies.  Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the  Fund’s 80% investment policy.  Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase of $1 billion to $8 billion, including ETFs that invest primarily in such securities.

The Fund anticipates investing across a range of industry sectors.  However, certain sectors may be significantly overweighted or underweighted compared to the S&P 400® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation

11

(FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk:  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect.  The Fund may experience losses regardless of the overall performance of the market.

Mid Cap Company Risk:  Mid capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Sector Risk:  Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund will also incur brokerage costs when it purchases shares of ETFs.  In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Performance

The bar chart and performance table below illustrate the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99 JAMES (1-800-995-2637).

Annual Total Return (Years ended December 31):

2007	1.63%
2008	-34.88%

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Best Quarter	2nd Quarter 2008	9.33%
Worst Quarter	4th Quarter 2008	-22.47

The Fund’s year-to-date return as of September 30, 2009 was 19.76%

Average Annual Total Returns (as of December 31, 2008)

	One Year	Since Inception (June 30, 2006)
James Mid Cap Fund	-34.88%	-13.27%
Return Before Taxes
Return after Taxes on Distributions	-34.89%	-13.33%
Return after Taxes on Distributions and Sale of Fund Shares	-22.66%	-11.10%
S&P 400® Index (reflects no deduction for fees, expenses or taxes)	-34.77%	-12.30%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by an investment committee of the Adviser consisting of the following seven members:

Dr. Frank James, PhD	Barry James, CFA, CIC	Ann M. Shaw, CFP	Thomas L. Mangan
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since Inception	Since Inception

David W. James, CFA	R. Brian Culpepper	Brian Shepardson, CFA, CIC
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since Inception

Buying and Selling Fund Shares

Minimum Initial Investment	Minimum Additional Investment
$2,000
$500 (tax-deferred accounts)	None

Fund shares may be purchased or sold on any business day by calling 1-800-99JAMES (1-800-995-2637); by writing to The James Advantage Funds, P.O. Box 786, Denver, CO 80201; via overnight mail at 1290 Broadway, Suite 1100, Denver, CO 80203; or via the Fund’s website at www.jamesfunds.com.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page 22 of this prospectus.

13

JAMES EQUITY FUND

Investment Objective

James Equity Fund seeks to provide long-term capital appreciation and outperform the S&P 500® Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.53%

(1)          Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
James Equity Fund	$156	$483	$834	$1,824

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in undervalued foreign and domestic equity securities that the Fund’s Adviser deems most likely to outperform the S&P 500 Index.  Equity securities include common stock, preferred stock and exchange traded funds (“ETFs”) that invest primarily in equity securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of companies of any market capitalization, including ETFs that invest primarily in such securities.  Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy.  The Fund is non-diversified, which means it can invest a relatively high percentage of its assets in a limited number of securities.

The Fund anticipates investing across a range of industry sectors.  However, certain sectors may be significantly overweighted or underweighted compared to the S&P 500® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle.  The Fund typically will hold more than 25 stocks and does not attempt to track the performance of the S&P 500® Index.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not

14

endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk:  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk:  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect.  The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.  These risks are enhanced for micro cap securities.  Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are more volatile and their markets less liquid relative to larger cap securities.  Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Sector Risk:  Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund will also incur brokerage costs when it purchases shares of ETFs.  In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest greater than 5% of its total assets in the securities of one or more issuers.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

Performance

The bar chart and performance table below illustrate the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the

15

returns of a broad-based securities market index. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99 JAMES (1-800-995-2637).

Annual Total Return (Years ended December 31):

2000	-24.88%
2001	-24.37%
2002	-19.87%
2003	26.66%
2004	22.14%
2005	15.03%
2006	16.19%
2007	3.62%
2008	-39.04%

Best Quarter	1st Quarter 2000	18.68%
Worst Quarter	4th Quarter 2000	-29.37%

The Fund’s year-to-date return as of September 30, 2009 was 16.38%.

Average Annual Total Returns (as of December 31, 2008)

	One Year	Five Years	Since Inception (November 1, 1999)
James Equity Fund
Return Before Taxes	-39.04%	0.61%	-3.39%
Return after Taxes on Distributions	-40.31%	0.17%	-3.65%
Return after Taxes on Distributions and Sale of Fund Shares	-23.97%	0.49%	-2.84%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-2.72%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by an investment committee of the Adviser consisting of the following seven members:

Dr. Frank James, PhD	Barry James, CFA, CIC	Ann M. Shaw, CFP	Thomas L. Mangan
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since Inception	Since Inception

David W. James, CFA	R. Brian Culpepper	Brian Shepardson, CFA, CIC
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since 2001

Buying and Selling Fund Shares

Minimum Initial Investment	Minimum Additional Investment
$2,000

$500 (tax-deferred accounts)

None

Fund shares may be purchased or sold on any business day by calling 1-800-99JAMES (1-800-995-2637); by writing to The James Advantage Funds, P.O. Box 786, Denver, CO 80201; via

16

overnight mail at 1290 Broadway, Suite 1100, Denver, CO 80203; or via the Fund’s website at www.jamesfunds.com.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page 22 of this prospectus.

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JAMES MARKET NEUTRAL FUND

Investment Objective

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.67%
Distribution (12b-1) Fees	0.25%
Other Expenses
Dividend Expenses on Securities Sold Short	0.32%
Remainder of Other Expenses	0.03%
Total Other Expenses	0.35%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	2.28%

(1)          Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
James Market Neutral Fund	$231	$712	$1,220	$2,615

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to limit market risk (the effects of general market movements on the Fund’s performance) by using a market neutral strategy.  The Fund primarily invests in foreign and domestic equity securities (“long positions”) that its investment adviser believes are undervalued and more likely to appreciate and, at the same time, sells short equity securities (“short positions”) that the Adviser believes are overvalued and more likely to depreciate.  The Fund also may take long positions in domestic and foreign fixed income securities when the Fund holds short positions in financial sector stocks and the Adviser expects interest rates to fall, and may take short positions in fixed income securities when the Fund holds long positions in financial sector stocks and the Adviser expects interest rates to rise.

The Fund will hold approximately equal long and short positions.  However, over time the positions can become unequal to a significant degree.  The Adviser will rebalance the long and short positions to maintain a market neutral exposure when the imbalance reaches pre-established thresholds.

Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities, while the Fund’s investments in fixed income securities will consist primarily of U.S. government securities and/or investment grade corporate bonds, and ETFs that invest

18

primarily in such securities.  A significant portion of the Fund’s long positions and short positions may be invested in small capitalization stocks.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk:  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk:  The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines.  Your investment will decline in value if the value of the Fund’s investments decreases.  There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund.  Such defaults could result in losses to the Fund.  Securities with lower credit quality have a greater risk of default.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Management Risk:  Although the Adviser attempts to use a market neutral strategy to limit market risk for the Fund, the strategy is dependent upon the Adviser’s judgments in selecting securities that are more likely to appreciate (for long positions) and securities that are more likely to depreciate (for short positions).  The Adviser’s judgments about the attractiveness, value and potential appreciation (or depreciation) of a particular asset class or individual security in which the Fund invests (or which the Fund sells short) may prove to be incorrect.  If the Adviser does not correctly identify undervalued and/or overvalued securities, the Fund may experience losses regardless of the overall performance of the market, and it is possible that the Fund will be more volatile than the market.  There is no assurance that the Adviser will be able to maintain a portfolio for the Fund that effectively is market neutral, or that the Adviser will be able to limit market risk for the Fund.

Short Selling Risk:  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  In addition, a lender may request that securities sold short be returned to the lender on short notice, in which case the Fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  The Fund’s losses are potentially unlimited in a short sale transaction.  Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.  In strong “bull” markets, when the prices of nearly all stocks are rising regardless of the underlying value of the companies, the Fund is expected to underperform the general markets because the Fund’s short positions will likely lose money.

Sector Risk:  Securities within the same group of industries may decline in price (or increase in price) due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets (or sells short a significant portion of the Fund’s assets) in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse (or favorable) market conditions and/or increased (or decreased) competition affecting that market segment.  This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to

19

selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.  These risks may be enhanced for micro cap securities.  Many micro cap companies tend to be new and have no proven track record.  Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market.  The prices of micro cap securities generally are more volatile and their markets less liquid relative to larger cap securities.  Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund will also incur brokerage costs when it purchases shares of ETFs.  In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Portfolio Turnover Risk:  The Fund will likely have a high portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger current tax liability.  Industry practice is to calculate the turnover ratio only on the Fund’s long portfolio. If short positions were also included in this calculation, the Fund’s turnover ratio would likely be higher.

Performance

The bar chart and performance table below illustrate the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99 JAMES (1-800-995-2637).

Annual Total Return (Years ended December 31):

1999	-10.84%
2000	16.32%
2001	1.66%
2002	1.59%
2003	3.23%
2004	8.63%
2005	7.94%
2006	-0.43%
2007	6.62%
2008	-5.03%

Best Quarter	1st Quarter 2005	6.72%
Worst Quarter	4th Quarter 2002	-7.84%

The Fund’s year-to-date return as of September 30, 2009 was -18.46%.

Average Annual Total Returns (as of December 31, 2008)

	One Year	Five Years	Ten Years
James Market Neutral Fund
Return Before Taxes	-5.03%	3.40%	2.71%
Return after Taxes on Distributions	-5.05%	3.00%	2.26%
Return after Taxes on Distributions and Sale of Fund Shares	-3.26%	2.72%	2.07%
90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	2.06%	3.25%	3.45%

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After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than “Return Before Taxes”, it is because of realized losses. If a capital loss occurs upon the redemption of a Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

Portfolio Management

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by an investment committee of the Adviser, consisting of the following seven members:

Dr. Frank James, PhD	Barry James, CFA, CIC	Ann M. Shaw, CFP	Thomas L. Mangan
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since Inception	Since Inception

David W. James, CFA	R. Brian Culpepper	Brian Shepardson, CFA, CIC
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since Inception	Since Inception	Since 2001

Buying and Selling Fund Shares

Minimum Initial Investment	Minimum Additional Investment
$2,000

$500 (tax-deferred accounts)

None

Fund shares may be purchased or sold on any business day by calling 1-800-99JAMES (1-800-995-2637); by writing to The James Advantage Funds, P.O. Box 786, Denver, CO 80201; via overnight mail at 1290 Broadway, Suite 1100, Denver, CO 80203; or via the Fund’s website at www.jamesfunds.com.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page 22 of this prospectus.

21

IMPORTANT INFORMATION REGARDING FUND SHARES

Transaction Policies

You can buy shares of any Fund by mail or through a financial intermediary.  You can sell shares of any Fund by mail, telephone or wire.  Call the Fund or ask your financial intermediary for more information.  A Fund’s share price is calculated only on days when the New York Stock Exchange is open for regular trading.

Dividends, Capital Gains and Taxes

A Fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Potential Conflicts of Interest

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Adviser does much of its own research using quantitative databases and statistical expertise and other elements to help predict future stock and bond price movements. The Adviser employs a proprietary investment model to select equity securities for the Funds that it believes are undervalued and more likely to appreciate.  The Adviser focuses on value, neglect or equity securities which are underrepresented by institutional investors, as well as on management commitment. The Adviser also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets, and balance sheet data as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges.  For the Small Cap Fund and the Mid Cap Fund, the Adviser refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range.  For all Funds, the Adviser normally will sell a security when the investment no longer meets the Adviser’s investment criteria.

Investment Strategies and Related Risk — All Funds

The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices.  The market value of the ETF shares may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.  Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

For temporary defensive purposes, under adverse market conditions, each Fund may hold all or a substantial portion of its assets in a combination of short-term U.S. Government or high quality money market instruments, repurchase agreements collateralized by such securities, money market funds or other cash equivalents. If a Fund acquires shares of another mutual fund, including a money market fund, you will be subject to additional management fees and other fees and expenses attributable to the underlying fund.  Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When and to the extent a Fund assumes such a temporary defensive position, it may not pursue or achieve its investment objective.  Each Fund’s investment objective may be changed without shareholder approval.

22

Investment Strategies and Related Risks — Balanced: Golden Rainbow Fund

The James Balanced: Golden Rainbow Fund may invest in sovereign debt.  Sovereign debt is debt issued by national governments.  A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.  Under the doctrine of sovereign immunity, the repayment of sovereign debt cannot be forced by creditors and it is thus subject to compulsory rescheduling, interest rate reduction, or even repudiation. The only protection available to creditors is threat of the loss of credibility and lowering of the international standing (the sovereign debt rating) of the country which may make it much more difficult to borrow in the future.

Investment Strategies and Related Risks — Market Neutral Fund

The Market Neutral Fund primarily invests in long positions that its investment adviser believes are undervalued and more likely to appreciate and, at the same time, holds short positions that its investment adviser believes are overvalued and more likely to depreciate.  A short sale involves the Fund selling a security that it does not own, borrowing the same security from a broker or other institution to complete the sale, and then buying the same security at a later date to repay the lender.  If the price of the security declines before the Fund buys the security to repay the lender, the Fund makes a profit.  If the price increases, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price.

The Fund will hold short positions in equity securities which, in the aggregate, will approximately equal the long positions in the Fund.  Due to continuous changes in prices, the market value of the short and long positions will not be equal and can become unequal to a significant degree. For example, if the Fund’s strategy is successful, it is likely that the long positions will increase in value while the short positions decrease in value, thus reducing the market neutrality of the Fund.  The Fund’s Adviser intends to take action to rebalance the long and short positions to maintain a market neutral exposure when the imbalance reaches proprietary thresholds, pre-established by the Adviser. The rebalancing can be done by adding or eliminating short or long positions depending on the rebalancing needs.

When selling securities short, the Fund is required to maintain with its custodian a segregated account containing cash or high-grade liquid assets equal to the current market value of the securities sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Adviser does not intend to borrow money to provide this collateral.  Therefore, the Fund will always maintain high levels of cash or liquid assets (for example, short-term U.S. Treasury securities, money market funds, repurchase agreements, certificates of deposit, high quality money market securities and long equity positions) for this purpose.  As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the assets in the collateral account with the custodian and on collateral deposited with the broker. However, depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or custodian.  These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale—the Fund’s possible losses from securities sold short is unlimited and may exceed the total amount of deposits.

The Adviser attempts to control the risk inherent in short selling by decreasing the relative weighting of each security sold short while increasing the number of shorted securities, thus reducing the impact each security has on overall performance without reducing the market neutrality of the Fund.  The Adviser also seeks to mitigate risk by employing various proprietary procedures to eliminate securities that have risen in price above a loss threshold.  The Adviser also will attempt to diversify the Fund among industries and market sectors; however, this is a secondary consideration.

Adjusting the composition of the portfolio to deal with the risk discussed above may result in a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions,

23

dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains by the Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited.  The amount of any gain also will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale.  In addition, a lender may request that the borrowed securities be returned on short notice.  If that occurs at a time when other short sellers of the same security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with securities purchased on the open market at prices significantly greater than those at which the securities were sold short.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Investment Adviser

James Investment Research, Inc. (the “Adviser”), P.O. Box 8, Alpha, Ohio 45301, manages the day-to-day investment decisions of the Funds and continuously reviews, supervises and administers each of the Funds’ investment programs.  The Adviser was established in 1972 and provides advice to institutional as well as individual clients.

For the fiscal year ended June 30, 2009, the Adviser was paid management fees by the Funds as shown below:

Percentage of Average Daily Net Assets

James Balanced: Golden Rainbow Fund	0.74%

James Small Cap Fund	1.24%

James Mid Cap Fund	0.99%

James Equity Fund	1.15%

James Market Neutral Fund	1.67%

The Adviser is responsible for the payment of all operating expenses of the Small Cap Fund, the Mid Cap Fund, the Equity Fund, and the Market Neutral Fund other than:

•                  brokerage fees and commissions;

•                  taxes;

•                  interest (including dividend expenses on securities sold short);

•                  12b-1 expenses;

•                  fees and expenses of non-interested person Trustees; and

•                  extraordinary expenses, such as Acquired Fund Fees and Expenses that are paid indirectly by the Fund.

24

A discussion regarding the basis for the Board of Trustees’ approval of each investment advisory contract between the Adviser and a Fund is available in the Funds’ annual report to shareholders for the fiscal year ended June 30.

Portfolio Management

The Funds are managed by an investment committee of the Adviser, which consists of seven members. The investment committee makes the investment decisions for the Funds, and is primarily responsible for the day-to-day management of each Fund’s portfolio of securities. The SAI provides additional information about each portfolio manager’s compensation, other managed accounts by the portfolio managers, and ownership of securities in the Funds.  The members of the investment committee are listed below.  Each member of the investment committee has held his or her position with the Adviser for at least five years unless otherwise indicated.

Dr. Frank James, PhD, is the Founder and Chairman of the Adviser and team leader of the investment committee. Dr. James earned his Ph.D. from Rensselaer Polytechnic Institute in 1967. Dr. James was formerly in charge of the graduate management program and a professor of Management and Statistics at the Air Force Institute of Technology. His current responsibilities include overseeing the Adviser’s investment management and research.

Barry R. James, CFA, CIC is President of the Adviser and a portfolio manager. Prior to September 2007, Mr. James was Executive Vice president of the Adviser.  He is a principal officer of the James Advantage Funds.  He received his undergraduate degree from The United States Air Force Academy and his Master’s Degree from Boston University. He joined the Adviser in its beginning years before a tour of duty as an officer with the United States Air Force. He returned to the Adviser in 1986. Mr. James currently oversees the management of the Adviser.

Ann M. Shaw, CFP, joined the Adviser in 1978 and is the Chief Operating Officer and a portfolio manager. She is involved in security analysis and client service. Ms. Shaw received her Bachelor’s Degree from Capital University.

Thomas L. Mangan joined the Adviser in 1994 and is a Senior Vice President and a portfolio manager.  Prior to September 2006, Mr. Mangan was Vice President of the Adviser.  Mr. Mangan is also a principal officer of the James Advantage Funds. He is a graduate of The Ohio State University and earned his MBA from The University of Notre Dame in 1974. Mr. Mangan has over 30 years experience in trading and portfolio management including positions in New York, London and Chicago.  He is a CMFC and has been an adjunct professor in the Finance Department at Wright State University since 2000.

David W. James, CFA, joined the Adviser in 1981 and is a Senior Vice President of Research and a portfolio manager. Prior to September 2006, Mr. James was Vice President of the Adviser.  His responsibilities include research projects and statistical analysis.  Mr. James studied computer science and statistics at Florida State University and Wright State University.

R. Brian Culpepper joined the Adviser in 1995, and is a portfolio manager.  Mr. Culpepper is involved in equity research. He is a graduate of Wright State University in Dayton, Ohio where he earned a double Bachelor of Science degree in Management Information Systems and Management in 1995 and an MBA in 2005 and is a CMFC.

Brian Shepardson, CFA, CIC joined the Adviser in 1999. He is a portfolio manager and is involved in equity and fixed income research. Mr. Shepardson obtained his BBA from the University of Cincinnati in 1996 and holds a CFA charter and is a CMFC.

Portfolio managers rotate through various positions to ensure depth of skills and familiarity with the investment process. Portfolio managers are limited by the objectives and constraints of each Fund and by the strategies adopted by the investment committee of the Adviser.

PRICING YOUR SHARES

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s NAV next determined after the order is received by the Fund or an authorized financial intermediary.  The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (NYSE) is open for business.  Orders received after the close of the NYSE will receive the next day’s NAV.  Generally, the NYSE is closed and the share price of each Fund is not calculated on Saturdays, Sundays and national holidays. On occasion, the NYSE will close before 4:00 p.m. ET.  When

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that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.  The NAV of each Fund will fluctuate.

The NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received), minus liabilities (including accrued expenses) allocable to the Fund, by the total number of shares outstanding.  The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations.  Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  The Funds also may use pricing services to determine the market value of securities.

If market quotations for a security are not available or, in the Adviser’s opinion, market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, or a security is illiquid or restricted, the Adviser will value a Fund’s assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Funds’ fair value pricing guidelines.

Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market.  While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

HOW TO PURCHASE SHARES

Shares of each Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment in each Fund of $2,000.  For retirement accounts such as IRAs, SIMPLE IRAs and Coverdell Education Savings Accounts, the minimum initial investment amount is $500.  The minimum purchase amount may be waived for officers, directors, trustees and employees of the Funds, the Adviser, the distributor and the transfer agent, and any such person’s spouse, children, and trustees or custodians of any qualified pension or profit sharing plan or IRA established for the benefit of such person. Such persons should request instructions on how to invest or redeem from the Funds’ distributor.

The James Balanced: Golden Rainbow Fund offers two classes of shares, Retail Class and Institutional Class.  A separate NAV is calculated for each class of shares.  This prospectus relates only to the Retail Class.  To obtain the prospectus for the Institutional Class shares of the James Balanced: Golden Rainbow Fund, please contact the Fund at 1-800-995-2637.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We also may ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

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Fund Direct Purchases

Initial Purchase

You may make an initial investment directly with the Funds by completing and signing the investment application that accompanies this Prospectus.  Properly completed applications, together with a check made payable to the appropriate Fund, should be mailed or sent by overnight delivery to the appropriate address listed below:

U.S. Mail The James Advantage Funds P.O. Box 786 Denver, CO 80201	Overnight: The James Advantage Funds 1290 Broadway, Suit 1100 Denver, CO 80203

To open an account by internet, go to www.jamesfunds.com.  All online applications submitted are subject to review and will be confirmed by the Transfer Agent upon acceptance.  Online applications must include active bank account information to facilitate transactions.  You can make additional investments online by logging into your account.  The same rules for opening an account via written application (mail) apply to internet applications and transactions.

The James Advantage 50-50 Plan FOR ONLINE APPLICATIONS AND TRANSACTIONS ONLY

Beginning investors, defined as individuals who are not shareholders in any of the James Advantage Funds, are invited to use the James Advantage 50-50 Plan automatic investment plan (the “50-50 Plan”) to buy shares in any of the Funds. Participants in the 50-50 Plan may open an account in any of the Funds with a minimum initial investment of $50 upon signing the 50-50 Plan Letter of Intent. The 50-50 Plan Letter of Intent requires that the 50-50 Plan participant automatically invest no less than $50 monthly until the 50-50 Plan participant’s balance in the Fund reaches $2,000. Once the 50-50 Plan participant’s account balance reaches $2,000, the account will become a regular account, subject to the terms and conditions set forth in this Prospectus.  If the 50-50 Plan participant does not make a monthly $50 minimum investment into his or her Fund account, as agreed in the 50-50 Plan Letter of Intent, the account may be charged a fee of $20. The $20 fee may also be charged to any account, opened under the 50-50 Plan, which is liquidated, or from which withdrawals are made prior to achieving an account balance of $2,000. Note that the automatic reinvestment of capital gains and dividends cannot be considered as all or part of the required $50 monthly minimum investment. The automatic investment into the account will continue until the shareholder directs otherwise.

Investors seeking to use the 50-50 Plan should check the appropriate box on the application and be sure to include the requested information regarding the bank account from which the monthly deduction is to be made.  Please see the section entitled Automatic Investment Plan in this prospectus for details of the automatic investment procedures.  The 50-50 Plan is available only to investors that invest directly in a Fund, not through a financial intermediary.  The 50-50 Plan is available only to online shareholders (except for shareholders who established a 50-50 Plan prior to March 22, 2010).

Additional Purchases

Once an account has been opened, you may purchase additional shares of that Fund at any time by mail, bank wire, ACH or direct deposit.  When making additional investments by mail, send your check payable to the applicable Fund to one of the addresses listed above.  Please telephone the Fund’s transfer agent, ALPS Fund Services, Inc., P.O. Box 786, Denver, CO 80201 at 800-995-2637 for bank wire or ACH instructions.  Your bank may impose a charge for sending a wire. There is presently no fee for receipt of wired funds, ACH or direct deposits, but the Funds reserve the right to charge shareholders for these services upon 30 days’ written notice.

Each additional purchase request must contain the name of the account and the account number to permit proper crediting to the account. While there is no minimum amount required for subsequent investments, the Funds reserve the right to impose such a requirement. All additional purchases are made at net asset value next determined after receipt of a purchase order by the Fund.

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Purchases Through Financial Intermediaries

You also may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an adviser or broker-dealer, bank or other financial institution that purchases shares for its customers.  Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•                  charge a fee for its services;

•                  act as the shareholder of record of the shares;

•                  set different minimum initial and additional investment requirements;

•                  impose other charges and restrictions;

•                  designate intermediaries to accept purchase and sale orders on the Fund’s behalf; or

•                  impose an earlier cut-off time for purchase and redemption requests.

The Funds consider a purchase or sale order as received when a financial intermediary receives the order.  These orders will be priced based on the respective Fund’s NAV next computed after such order is received by the financial intermediary.  It is the responsibility of the financial intermediary to transmit properly completed purchase orders to the Funds in a timely manner.  Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the financial intermediary placing the order.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds.  Certain intermediaries may receive compensation from the Funds, the Adviser or their affiliates.

Automatic Investment Plan

The Funds offer current shareholders the convenience of automatic monthly investing, which is available on any day from the 1st to the 25th of the month.  If your selected date falls on a non-business day, your automatic investment will occur on the following business day. The amount you specify will be sent electronically from your checking or savings account to the designated Fund. To initiate the automatic investment plan, complete the application form and attach a voided check or preprinted deposit slip.

Each Fund pays the cost associated with these automatic investments, but reserves the right, upon 30 days’ written notice, to make reasonable charges for this service. Your bank may charge for debiting your account. Shareholders can change the amount or discontinue their participation in the plan by phone or by written notice to the Funds at least 4 business days prior to the automatic investment date.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the Funds by check, the check must be drawn on a U.S. bank, payable in U.S. dollars, and made payable to the applicable Fund.  Certain third party checks will not be accepted. Before sending a third party check you should call 1-800-99-JAMES or 1-800-995-2637 to make sure it can be accepted under the Fund’s Anti Money-Laundering policies. It is generally best to use a personal check drawn on your own bank.  If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, , we reserve the right to redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred or money owed to the Funds. You also may be prohibited or restricted from making future purchases in the Funds.

HOW TO REDEEM SHARES

You may redeem all or part of your investment in a Fund on any day that the Funds are open for business, subject to certain restrictions described below.  Redemption requests received by a Fund or an authorized agent of the Fund before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET.) will be effective that day.  Redemption requests received by the Funds or an authorized agent after the close of trading on the NYSE are processed at the NAV determined on the following business day.  The price you will receive when you redeem your shares will be the NAV next determined after the Fund or your financial intermediary receives your properly completed order to sell.  You may receive proceeds

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from the sale by check, bank wire transfer or direct deposit into your bank account.  You will receive a check unless you request a wire or direct deposit into your bank account.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received.

By Mail — You may redeem any part of your account by sending a written request to the Funds.  The redemption request must contain the following information:

•                  the Fund name;

•                  your account number;

•                  your address;

•                  the dollar amount or number of shares you wish to redeem;

•                  the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•                  the Federal tax withholding election (for retirement accounts).

The redemption request should be sent to:

U.S. Mail The James Advantage Funds P.O. Box 786 Denver, CO 80201	or	Overnight: The James Advantage Funds 1290 Broadway, Suit 1100 Denver, CO 80203

In certain circumstances, a Medallion Signature Guarantee may be required.  For more details, please see Medallion Signature Guarantee below.

By Telephone — You may make a telephone redemption of shares totaling $25,000 or less by calling the Transfer Agent at 1-800-995-2637.  IRA accounts are not redeemable by telephone.

Neither the Funds, the transfer agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions.  The Funds may terminate the telephone procedures at any time.  During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us.  If you are unable to reach us by telephone, you may request a sale by mail.

By Wire - You may redeem shares by placing a wire redemption request by telephone, as described above, or through your financial intermediary.  Your financial intermediary is responsible for transmitting properly completed wire redemption orders so that they are timely received by the Funds.  Your financial intermediary may charge a transaction fee to redeem shares.  The Funds charge $10 for processing wire redemptions, which charge may be waived in the discretion of the Funds.  This fee may be changed upon 30 days’ prior written notice.  Any charges for wire redemptions will be deducted from your Fund by redeeming shares.  In the event that a wire transfer is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Medallion Signature Guarantee - Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP).  SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. An original Medallion Signature Guarantee for Redemptions is required if you:

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•                  instruct the Transfer Agent to wire proceeds with NEW bank instructions

•                  request to ACH to new bank instructions

•                  request to send proceeds by check to a new address

Also, an original Medallion Signature Guarantee is required if you:

•                  redeem shares within 30 days of account name change, banking instructions change or address change

•                  change the name on the account (including marriage or divorce)

•                  change the bank wiring or ACH instructions

•                  establish a telephone redemption privilege (if you previously elected not to have that privilege)

•                  add or change an Automatic Investment Plan

•                  add or change bank information for a Systematic Withdrawal Plan

•                  instruct the Transfer Agent to send dividends to a secondary address (not the one on the original application)

•                  change or add new bank instructions on the account

Internet Redemptions

You may redeem shares by accessing your account at www.jamesfunds.com.  Redemptions proceeds from online transactions may be mailed to the address of record, or may be sent electronically to a bank account that has been established for this purpose and that is on file with the Transfer Agent.

Additional Information About Redemptions— The Funds will pay redemption proceeds within seven days after receipt of a proper redemption request, although proceeds normally are paid within three business days.  However, any redemption request involving shares recently purchased by check may be rejected until the check has cleared, which may take up to 15 calendar days from the purchase date. To eliminate this delay, you may purchase shares of a Fund by certified check or wire.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment of redemption proceeds.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Accounts with Low Balances —The Funds incur certain fixed costs in maintaining shareholder accounts.  Therefore, the Funds reserve the right to redeem your shares and close your account if a redemption of shares brings the value of your account below $2,000 or such other minimum amount as the Fund may determine from time to time.  In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed.  An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may purchase additional shares to increase the value of your account to the minimum amount within the 30 day period. Each share of each Fund is also subject to involuntary redemption at any time if the Board of Trustees determines to liquidate a Fund.

HOW TO EXCHANGE SHARES

Shares of a Fund may be exchanged for shares of the same class of any other Fund and are subject to the applicable minimum initial investment requirements. You may request an exchange by calling 1-800-995-2637 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business or by writing the Fund at P.O. Box 786, Denver, CO 80201.  Your exchange will be made at the next determined NAV after receipt of a request by the Funds.  In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult.  To receive a specific day’s NAV, your letter or call must be received before that day’s close of the NYSE.

Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee.  The Funds, the transfer agent and the custodian are not liable for following instructions communicated by telephone that they reasonably believe to be

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genuine.  They will use reasonable procedures to confirm that telephone instructions are genuine.  Exchanges may only be made for shares of Funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 30 days’ written notice to shareholders. For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. You may, therefore, incur a taxable gain or loss in connection with the exchange. Before making an exchange, contact the Funds to obtain more information about exchanges.

ACCOUNT OPTIONS — SYSTEMATIC WITHDRAWALS AND DIRECT DEPOSITS

Systematic Withdrawal Plan — If your account has a value greater than $10,000, you may establish a Systematic Withdrawal Plan (“SWP”) and receive monthly or quarterly checks for $100 or more as you specify.  Such payments are drawn from the proceeds of the redemption of shares held in your account. To the extent that SWP redemptions exceed dividend income reinvested in the account, such redemptions will reduce, and may ultimately exhaust, the number of shares in the account. You may withdraw from the program, change the payee or change the dollar amount of each payment, by providing written instructions to the Funds.  The Funds may charge your account for services rendered and expenses incurred beyond those normally assumed by the Funds with respect to the liquidation of shares. No charge is currently assessed against accounts, but may be instituted by the Funds on 30 days’ written notice to you. The Funds reserve the right to amend or terminate the SWP on 30 days’ written notice.

Direct Deposits - You can have dividends or SWP redemption proceeds deposited electronically into your bank account. Under normal circumstances, direct deposits are credited to the account on the second business day of the month following normal payment. In order to utilize this option, your bank must be a member of Automated Clearing House. In addition, you must (1) fill out the appropriate section(s) of the application attached to this Prospectus and (2) include with the completed application a voided check from the bank account into which funds are to be deposited. Within thirty days after the Funds have received the application and the voided check, your dividends and redemptions will be credited to the designated bank account. You may terminate a direct deposit program at any time by sending written notice to the Funds.

MARKET TIMING TRADING POLICY

The Funds are intended to be long-term investments. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of a Fund, to the detriment of long-term investors. For example, excessive redemption orders may require us to sell securities in our portfolio at inopportune times to fund redemption payments.  Accordingly, the Board of Trustees has adopted policies that seek to restrict market timing activity. If the Funds believe, in their sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Funds may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur.  The Funds’ response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Funds.  While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Funds believe they are acting in a manner that is in the best interests of shareholders.  The Funds’ excessive trading policies generally do not apply to systematic purchases and redemptions.

Financial intermediaries often establish omnibus accounts with the Funds through which they place transactions for their customers.  The Funds have entered into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.  When information regarding transactions in the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with which the Funds have an information sharing agreement is obligated to obtain transaction information from the

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indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees.  For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.  The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund paying them at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request.  If cash payment is requested, a check normally will be mailed within five business days after the payable date.  You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

If you elect to receive dividends and distributions in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and the proceeds reinvested in the Fund at the NAV determined as of the date of cancellation.

TAXES

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Funds, as well as on gains realized from your redemption of Fund shares.  This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Distributions.  Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).  Due to the nature of the investment strategies used, distributions by the Small Cap Fund, the Mid Cap Fund, the Equity Fund, and the Market Neutral Fund generally are expected to consist primarily of net capital gains, and distributions by the Balanced: Golden Rainbow Fund are expected to consist primarily of ordinary income and capital gains; however, the nature of each Fund’s distributions could vary in any given year.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions also may be subject to state and local taxes.

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If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares - Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 15%. Short-term capital gains are taxed at ordinary income tax rates.  You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Backup Withholding - By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien).You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds.  When withholding is required, the amount is 28% of any distributions or proceeds paid.  You should be aware that a Fund may be fined $50 annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided.  In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts - When you invest in the Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

SHAREHOLDER INFORMATION AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 1-800-99-JAMES or 1-800-995-2637 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

DISTRIBUTION PLANS

Rule 12b-1 Fees

Each Fund (only the Retail Class of the Balanced: Golden Rainbow Fund) has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which the Fund may incur expenses related to distribution of its shares and for services provided to shareholders.  Payments under a Plan are made to the Adviser, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund.  The amount payable by each Fund (the Retail Class of the Balanced: Golden Rainbow Fund) under its Plan is 0.25% of its average daily net assets for the year.  The Plans are compensation plans, which means that payments are made to the Adviser regardless of 12b-1 expenses actually incurred.  Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by a Fund for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Payments received by the Adviser under the Plans are in addition to the fees paid to the Adviser pursuant to the investment advisory agreements.  Because these 12b-1 expenses are paid out of the Funds’ assets on an ongoing basis, over time these 12b-1 expenses will increase the cost of your investment and may cost you more than paying other types of sales loads.

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Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds and/or whose clients or customers hold shares of the Funds.  These payments are payments over and above the Rule 12b-1 fees and generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services.  Distribution related services may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs.  These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the James Balanced: Golden Rainbow Fund (Retail Class), the James Small Cap Fund, the James Mid Cap Fund, the James Equity Fund, and the James Market Neutral Fund for the past 5 years, or if shorter, the period of each Fund’s operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

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JAMES BALANCED:  GOLDEN RAINBOW FUND - RETAIL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended June 30,
	2009		2008	2007	2006	2005

Net asset value at beginning of year	$18.09		$18.33	$17.32	$17.18	$15.28

Income (loss) from investment operations:
Net investment income	0.28		0.40	0.39	0.34	0.26
Net realized and unrealized gains (losses) on investments	(1.40)		0.11	1.34	0.75	1.95

Total from investment operations	(1.12)		0.51	1.73	1.09	2.21

Less distributions:
From net investment income	(0.28)		(0.40)	(0.40)	(0.34)	(0.26)
From net realized gains on investments	(0.00	)(A)	(0.35)	(0.32)	(0.61)	(0.05)

Total distributions	(0.28)		(0.75)	(0.72)	(0.95)	(0.31)

Net asset value at end of year	$16.69		$18.09	$18.33	$17.32	$17.18

Total return	(6.19)%		2.76%	10.13%	6.48%	14.56%

Net assets at end of year (000’s)	$537,358		$478,694	$341,664	$268,766	$147,605

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.16%		1.18%	1.18%	1.21%	1.26%

Ratio of net investment income to average net assets	1.68%		2.20%	2.24%	2.11%	1.70%

Portfolio turnover rate	72%		53%	92%	68%	36%

(A)            Amount rounds to less than $0.005.

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JAMES SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended June 30,
2009	2008	2007	2006	2005

Net asset value at beginning of year	$20.04	$24.56	$23.28	$20.46	$18.66

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.10	0.11	(0.04)	0.05
Net realized and unrealized gains (losses) on investments	(5.86)	(4.52)	1.50	3.19	2.65

Total from investment operations	(5.80)	(4.42)	1.61	3.15	2.70

Less distributions:
From net investment income	(0.06)	(0.10)	(0.11)	(0.04)	—
From net realized gains on investments	—	—	(0.22)	(0.30)	(1.00)

Total distributions	(0.06)	(0.10)	(0.33)	(0.34)	(1.00)

Paid-in capital from redemption fees (A)	—	—	0.00	(B)	0.01	0.10

Net asset value at end of year	$14.18	$20.04	$24.56	$23.28	$20.46

Total return	(28.91)%	(18.03)%	6.97%	15.59%	15.39%

Net assets at end of year (000’s)	$99,801	$177,915	$327,467	$170,490	$54,489

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets	0.37%	0.42%	0.54%	(0.25)%	0.45%

Portfolio turnover rate	46%	54%	104%	59%	94%

(A)            Amount calculated based on average shares outstanding throughout the period.  Effective February 21, 2007, the redemption fee was eliminated.

(B)            Amount rounds to less than $0.005.

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JAMES MID CAP FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended June 30,
2009	2008	2007

Net asset value at beginning of year	$10.66	$11.70	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.00	(A)	0.04
Net realized and unrealized gains (losses) on investments	(3.61)	(1.01)	1.70

Total from investment operations	(3.58)	(1.01)	1.74

Less distributions:
From net investment income	(0.03)	(0.01)	—
From net realized gains on investments	—	(0.02)	(0.04)

Total distributions	(0.03)	(0.03)	(0.04)

Paid-in capital from redemption fees(B)	—	—	0.00	(A)

Net asset value at end of year	$7.05	$10.66	$11.70

Total return	(33.51)%	(8.61)%	17.41%

Net assets at end of year (000’s)	$4,438	$6,002	$6,441

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	1.48%	1.49%

Ratio of net investment income to average net assets	0.48%	0.01%	0.40%

Portfolio turnover rate	38%	55%	53%

(A)            Amount rounds to less than $0.005.

(B)            Amount calculated based on average shares outstanding throughout the period.  Effective February 21, 2007, the redemption fee was eliminated.

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JAMES EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended June 30,
2009	2008	2007	2006	2005

Net asset value at beginning of year	$10.75	$12.28	$11.04	$8.89	$7.36

Income (loss) from investment operations:
Net investment income	0.04	0.03	0.04	0.01	0.01
Net realized and unrealized gains (losses) on investments	(3.48)	(1.53)	1.24	2.16	1.53

Total from investment operations	(3.44)	(1.50)	1.28	2.17	1.54

Less distributions:
From net investment income	(0.04)	(0.03)	(0.04)	(0.01)	(0.01)
From net realized gains on investments	(0.87)	—	—	—	—
From distributions in excess of net investment income	—	—	—	(0.01)	—

Total distributions	(0.91)	(0.03)	(0.04)	(0.02)	(0.01)

Paid-in capital from redemption fees(A)	—	—	0.00	(B)	0.00	(B)	0.00	(B)

Net asset value at end of year	$6.40	$10.75	$12.28	$11.04	$8.89

Total return	(30.54)%	(12.20)%	11.59%	24.45%	20.96%

Net assets at end of year (000’s)	$10,910	$16,214	$25,873	$33,792	$16,833

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income to average net assets	0.63%	0.23%	0.30%	0.06%	0.22%

Portfolio turnover rate	81%	50%	58%	43%	33%

(A)            Amount calculated based on average shares outstanding throughout the period.  Effective February 21, 2007, the redemption fee was eliminated.

(B)            Amount rounds to less than $0.005.

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JAMES MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended June 30,
2009	2008	2007	2006	2005

Net asset value at beginning of year	$12.30	$12.17	$12.69	$12.27	$11.02

Income (loss) from investment operations:
Net investment income (loss)	(0.11)	0.11	0.40	0.17	0.01
Net realized and unrealized gains (losses) on investments	(2.17)	0.20	(0.51)	0.42	1.23

Total from investment operations	(2.28)	0.31	(0.11)	0.59	1.24

Less distributions:
From net investment income	(0.01)	(0.18)	(0.41)	(0.18)	—

Paid-in capital from redemption fees(A)	—	—	0.00	(B)	0.01	0.01

Net asset value at end of year	$10.01	$12.30	$12.17	$12.69	$12.27

Total return	(18.55)%	2.60%	(0.84)%	4.94%	11.34%

Net assets at end of year (000’s)	$33,345	$50,289	$51,527	$75,218	$47,303

Ratios/Supplemental Data:
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.95%	1.91%	1.94%	1.95%	1.95%
Ratio of dividend expense on securities sold short	0.32%	0.90%	0.32%	0.62%	0.42%

Ratio of net expenses to average net assets	2.27%	2.81%	2.26%	2.57%	2.37%

Ratio of net investment income (loss) to average net assets	(0.76)%	0.74%	3.21%	1.52%	0.11%
Portfolio turnover rate(C)	65%	79%	57%	27%	35%

(A)            Amount calculated based on average shares outstanding throughout the period.  Effective February 21, 2007, the redemption fee was eliminated.

(B)            Amount rounds to less than $0.005.

(C)            Calculation does not include short positions or short transactions.  Portfolio turnover rate would be higher if included.

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Investment Adviser

James Investment Research, Inc.

P.O. Box 8

Alpha, Ohio 45301

Custodian	Independent Registered
U.S. Bank, N.A.	Public Accounting Firm
425 Walnut Street	Deloitte & Touche LLP
Cincinnati, Ohio 45202	250 East Fifth Street, Suite 1900
Cincinnati, Ohio 45202

Legal Counsel	Distributor
Thompson Hine LLP	Unified Financial Securities, Inc.
312 Walnut Street	2960 N. Meridian Street
14th Floor	Indianapolis, IN 46208
Cincinnati, Ohio 45202

Transfer Agent
ALPS Fund Services, Inc.
P.O. Box 786
Denver, CO 80201

Additional information about the Funds, including detailed information on Fund policies and operations, is included in the Funds’ Statements of Additional Information (SAI), which are incorporated into this prospectus by reference in their entirety.  Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual report to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Call the Funds at 1-800-99 JAMES to request free copies of the SAIs and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

The Funds’ SAIs, annual and semi-annual reports to shareholders are also available, free of charge, on the Funds’ internet site at www.jamesfunds.com.

Information about a Fund (including the SAIs and other reports) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act #811-8411

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JAMES ADVANTAGE FUNDS

JAMES BALANCED: GOLDEN RAINBOW FUND

Institutional Class Shares: GLRIX

PROSPECTUS

MARCH 20, 2010

AS WITH ALL MUTUAL FUND SHARES AND PROSPECTUSES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

2

JAMES BALANCED: GOLDEN RAINBOW FUND

Institutional Class Shares

Investment Objective

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.74%
Distribution (12b-1) Fees	NONE
Other Expenses	0.21%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.96%

(1)	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
James Balanced: Golden Rainbow Fund	$98	$306	$531	$1,178

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in fixed income securities.  The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.  Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities.  Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies.  The fixed income portion of the Fund will consist primarily of U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities.  The Fund will limit its purchases of non-U.S. government securities to issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments.  The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years).

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not

3

endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk:  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk:  The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines.  Your investment will decline in value if the value of the Fund’s investments decreases.  There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund.  Such defaults could result in losses to the Fund.  Securities with lower credit quality have a greater risk of default.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect.  The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.  These risks may be enhanced for micro cap securities.  Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market.  Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Municipal Securities Risk:  The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors.  The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations.  In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk:  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

4

Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund will also incur brokerage costs when it purchases shares of ETFs.  In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Performance

Since the Institutional Class shares have not been available to investors for a full calendar year, the performance shown below is for the Retail Class shares, which are not offered in this prospectus.  The bar chart and performance table below illustrate the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index.  Institutional Class shares would have annual returns substantially similar to those of Retail Class shares because both classes invest in the same portfolio of securities.  The annual returns would differ to the extent that the two classes do not have the same expenses.  Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99 JAMES (1-800-995-2637).

Annual Total Return (Retail Class Shares) (Years ended December 31):

1999	3.42%
2000	4.58%
2001	2.56%
2002	-0.79%
2003	18.22%
2004	12.97%
2005	8.37%
2006	7.90%
2007	8.61%
2008	-5.53%

Best Quarter	2nd Quarter 2003	9.89%
Worst Quarter	3rd Quarter 2008	-5.37%

The Fund’s (Retail Class Shares) year-to-date return as of September 30, 2009 was 5.86%.

Average Annual Total Returns (Retail Class Shares) (as of December 31, 2008)

	One Year	Five Years	Ten Years
James Balanced: Golden Rainbow Fund
Return Before Taxes	-5.53%	6.27%	5.84%
Return after Taxes on Distributions	-6.04%	5.42%	4.31%
Return after Taxes on Distributions and Sale of Fund Shares	-3.50%	5.08%	4.28%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%

Blended (25% S&P 500® Index; 25% Russell 2000® Index; 50% Barclays Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)	-16.73%	1.66%	3.60%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

5

Portfolio Management

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by an investment committee of the Adviser consisting of the following seven members:

Dr. Frank James, PhD Portfolio Manager Since Inception	Barry James, CFA, CIC Portfolio Manager Since Inception	Ann M. Shaw, CFP Portfolio Manager Since Inception	Thomas L. Mangan Portfolio Manager Since Inception
David W. James, CFA Portfolio Manager Since Inception	R. Brian Culpepper Portfolio Manager Since Inception	Brian Shepardson, CFA, CIC Portfolio Manager Since 2001

Buying and Selling Fund Shares

Minimum Initial Investment	Minimum Additional Investment
$50,000	None

To Place Orders

Contact an eligible institutional intermediary.

Transaction Policies

You can buy shares of the Fund through an eligible institutional intermediary (a registered investment adviser or bank trust department that has established an omnibus account with the Fund to hold shares owned by clients).  When selling shares, proceeds will be sent to your financial intermediary.  Call your eligible institutional intermediary for more information.  The Fund’s share price is calculated only on days when the New York Stock Exchange is open for regular trading.

Dividends, Capital Gains and Taxes

The Fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Potential Conflicts of Interest

If you purchase the Fund through an eligible institutional intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your intermediary’s web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Adviser does much of its own research using quantitative databases and statistical expertise and other elements to help predict future stock and bond price movements. The Adviser employs a proprietary investment model to select equity securities for the Fund that it believes are undervalued and more likely to appreciate. The Adviser focuses on value, neglect or equity securities which are underrepresented by institutional investors, as well as on management commitment. The Adviser also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets, and balance sheet data as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges.

The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and other investment companies in which the Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable,

6

which may further impede the ability of the ETFs to track their applicable indices.  The market value of the ETF shares may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.  Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

The Fund may invest in sovereign debt.  Sovereign debt is debt issued by national governments.  A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.  Under the doctrine of sovereign immunity, the repayment of sovereign debt cannot be forced by creditors and it is thus subject to compulsory rescheduling, interest rate reduction, or even repudiation. The only protection available to creditors is threat of the loss of credibility and lowering of the international standing (the sovereign debt rating) of the country which may make it much more difficult to borrow in the future.

For temporary defensive purposes, under adverse market conditions, the Fund may hold all or a substantial portion of its assets in a combination of short-term U.S. Government or high quality money market instruments, repurchase agreements collateralized by such securities, money market funds or other cash equivalents.  If the Fund acquires shares of another mutual fund, including a money market fund, you will be subject to additional management fees and other fees and expenses attributable to the underlying fund.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When and to the extent the Fund assumes such a temporary defensive position, it may not pursue or achieve its investment objective.  The Fund’s investment objective may be changed without shareholder approval.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Investment Adviser

James Investment Research, Inc. (the “Adviser”), P.O. Box 8, Alpha, Ohio 45301, manages the day-to-day investment decisions of the Fund and continuously reviews, supervises and administers the Fund’s investment programs.  The Adviser was established in 1972 and provides advice to institutional as well as individual clients.

For the fiscal year ended June 30, 2009, the Adviser was paid management fees of 0.74% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract between the Adviser and the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended June 30.

The Adviser may, at its own expense and out of its own legitimate profits, provide cash payments to financial intermediaries who sell shares of the Fund and/or whose clients or customers hold shares of the Fund.  These payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services.  Distribution related services may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

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Portfolio Management

The Fund is managed by an investment committee of the Adviser, which consists of seven members. The investment committee makes the investment decisions for the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio of securities. The SAI provides additional information about each portfolio manager’s compensation, other managed accounts by the portfolio managers, and ownership of securities in the Fund.  The members of the investment committee are listed below.  Each member of the investment committee has held his or her position with the Adviser for at least five years unless otherwise indicated.

Dr. Frank James, PhD, is the Founder and Chairman of the Adviser and team leader of the investment committee. Dr. James earned his Ph.D. from Rensselaer Polytechnic Institute in 1967. Dr. James was formerly in charge of the graduate management program and a professor of Management and Statistics at the Air Force Institute of Technology. His current responsibilities include overseeing the Adviser’s investment management and research.

Barry R. James, CFA, CIC is President of the Adviser and a portfolio manager. Prior to September 2007, Mr. James was Executive Vice president of the Adviser.  He is a principal officer of the James Advantage Funds.  He received his undergraduate degree from The United States Air Force Academy and his Master’s Degree from Boston University. He joined the Adviser in its beginning years before a tour of duty as an officer with the United States Air Force. He returned to the Adviser in 1986. Mr. James currently oversees the management of the Adviser.

Ann M. Shaw, CFP, joined the Adviser in 1978 and is the Chief Operating Officer and a portfolio manager. She is involved in security analysis and client service. Ms. Shaw received her Bachelor’s Degree from Capital University.

Thomas L. Mangan joined the Adviser in 1994 and is a Senior Vice President and a portfolio manager.  Prior to September 2006, Mr. Mangan was Vice President of the Adviser.  Mr. Mangan is also a principal officer of the James Advantage Funds. He is a graduate of The Ohio State University and earned his MBA from The University of Notre Dame in 1974. Mr. Mangan has over 30 years experience in trading and portfolio management including positions in New York, London and Chicago.  He is a CMFC and has been an adjunct professor in the Finance Department at Wright State University since 2000.

David W. James, CFA, joined the Adviser in 1981 and is a Senior Vice President of Research and a portfolio manager. Prior to September 2006, Mr. James was Vice President of the Adviser.  His responsibilities include research projects and statistical analysis.  Mr. James studied computer science and statistics at Florida State University and Wright State University.

R. Brian Culpepper joined the Adviser in 1995, and is a portfolio manager.  Mr. Culpepper is involved in equity research. He is a graduate of Wright State University in Dayton, Ohio where he earned a double Bachelor of Science degree in Management Information Systems and Management in 1995 and an MBA in 2005 and is a CMFC.

Brian Shepardson, CFA, CIC joined the Adviser in 1999. He is a portfolio manager and is involved in equity and fixed income research. Mr. Shepardson obtained his BBA from the University of Cincinnati in 1996 and holds a CFA charter and is a CMFC.

Portfolio managers rotate through various positions to ensure depth of skills and familiarity with the investment process. Portfolio managers are limited by the objectives and constraints of the Fund and by the strategies adopted by the investment committee of the Adviser.

Additional Compensation to Eligible institutional intermediaries

The Fund’s Adviser, may at its own expense and out of their own legitimate profits, provide additional cash payments to eligible institutional intermediaries who sell shares of the Fund.  These additional cash payments are payments over and above the Rule 12b-1 fees and generally are made to eligible institutional intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

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PRICING YOUR SHARES

When you buy and sell shares of the Fund, the price of the shares is based on the Fund’s NAV next determined after the order is received by an eligible institutional intermediary.  The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (NYSE) is open for business.  Orders received after the close of the NYSE will receive the next day’s NAV.  Generally, the NYSE is closed and the share price of the Fund is not calculated on Saturdays, Sundays and national holidays. On occasion, the NYSE will close before 4:00 p.m. ET.  When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.  The Fund’s NAV will fluctuate.

The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received), minus liabilities (including accrued expenses) allocable to the Fund, by the total number of shares outstanding.  The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations.  Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  The Fund also may use pricing services to determine the market value of securities.

If market quotations for a security are not available or, in the Adviser’s opinion, market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, or a security is illiquid or restricted, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.

Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market.  While fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

HOW TO PURCHASE SHARES

The James Balanced: Golden Rainbow Fund offers two classes of shares, Retail Class and Institutional Class.  A separate NAV is calculated for each class of shares.  This prospectus relates only to the Institutional Class.  For information about Retail Class shares, or to obtain a copy of the prospectus, call the Fund at 1-800-995-2637 or contact your eligible institutional intermediary.

Shares of the Fund are sold on a continuous basis.  Institutional Class shares of the Fund are available only through registered investment advisers and bank trust departments (collectively referred to as eligible institutional intermediaries) that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). Eligible institutional intermediaries may charge a fee for their services, set different minimum initial and additional investment requirements, or impose other charges and restrictions. The minimum initial investment for Institutional Class shares is $50,000 (for this purpose, shares of clients of an eligible institutional intermediary are aggregated).  The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person.  For more information on how to purchase Institutional Class shares, call your eligible institutional intermediary.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means for you:  When you open an account, the eligible institutional intermediary will ask for your name, residential address, date of birth, government identification number and other information that will allow it to identify you.  The eligible institutional intermediary also may ask to see your driver’s license or other identifying documents.  If the eligible

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institutional intermediary does not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If the eligible institutional intermediary is unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if the eligible institutional intermediary is unable to verify your identity, it reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If the eligible institutional intermediary closes your account because it is unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Initial Purchase

You may purchase Institutional Class shares through an eligible institutional intermediary that is authorized to offer shares of the Fund.  Purchases of Institutional Class shares are not available directly from the Fund.  You can obtain an investment application from your eligible institutional intermediary.

When shares are purchased this way, the eligible financial intermediary may:

•                  charge a fee for its services;

•                  act as the shareholder of record of the shares;

•                  set different minimum initial and additional investment requirements;

•                  impose other charges and restrictions;

•                  designate intermediaries to accept purchase and sale orders on the Fund’s behalf; or

•                  impose an earlier cut-off time for purchase and redemption requests.

The Fund considers a purchase or sale order as received when an eligible institutional intermediary receives the order. These orders will be priced based on the NAV of the Institutional Class shares next computed after such order is received by the eligible institutional intermediary.  It is the responsibility of the eligible institutional intermediary to transmit properly completed purchase orders to the Fund in a timely manner.  Any change in price due to the failure of the Fund to timely receive an order must be settled between the investor and the eligible institutional intermediary placing the order.

Additional Purchases

After your initial purchase, you may make additional purchases though an eligible institutional intermediary.  The Fund does not impose minimums on subsequent purchases of Institutional Class shares.  Please contact your eligible institutional intermediary for further details on making additional purchases of shares.

HOW TO REDEEM SHARES

You may redeem all or part of your Institutional Class shares of the Fund through your eligible institutional intermediary on any day that the Fund is open for business, subject to certain restrictions described below.  Redemption requests received by the Fund or an authorized agent of the Fund before 4:00 p.m. ET. (or before the NYSE closes if it closes before 4:00 p.m. ET) will be effective that day.  Redemption requests received by the Fund or its authorized agent after the close of trading on the NYSE are processed at the NAV determined on the following business day.  The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received.

The Fund will forward the proceeds of your sale to your eligible institutional intermediary within seven days (normally within three business days) after receipt of a proper redemption request.  Proceeds that are sent to your eligible institutional intermediary will not be reinvested unless you provide specific instructions to do so.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for shares of any other James Advantage Fund and are subject to the applicable minimum initial investment requirements. You may request an exchange by contacting your eligible institutional intermediary.  Your exchange will be made at the next determined NAV after

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receipt of a request by the Fund.  To receive a specific day’s NAV, your letter or call must be received before that day’s close of the NYSE.

The exchange privilege may be modified or terminated by the Board of Trustees upon 30 days’ written notice to shareholders. For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. You may, therefore, incur a taxable gain or loss in connection with the exchange. Before making an exchange, contact your eligible institutional intermediary to obtain more information about exchanges.

MARKET TIMING TRADING POLICY

The Fund is intended to be a long term investment.  Excessive purchases and redemptions of shares of the Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. For example, excessive redemption orders may require us to sell securities in our portfolio at inopportune times to fund redemption payments.  Accordingly, the Board of Trustees has adopted policies that seek to restrict market timing activity. If the Fund believes, in their sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Fund may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur.  The Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund.  While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of shareholders.

Eligible institutional intermediaries must establish omnibus accounts with the Fund through which they place transactions for their customers.  The Fund have entered into information sharing agreements with certain eligible institutional intermediaries under which the eligible institutional intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Fund; (2) furnish the Fund, upon request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund’s market-timing policy with respect to customers identified by the Fund as having engaged in market timing.  When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with which the Fund have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

Eligible institutional intermediaries maintaining omnibus accounts with the Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees.  For instance, these eligible institutional intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Eligible institutional intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.  The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

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Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date.  You may elect to receive distributions in cash by notifying the eligible institutional intermediary through whom you bought shares.  If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive dividends and distributions in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and the proceeds reinvested in the Fund at the NAV determined as of the date of cancellation.

TAXES

The following is a brief description of the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from the redemption of Fund shares.  This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Distributions.  Distributions from the Fund (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).  Due to the nature of the investment strategies used, distributions by the Fund generally are expected to consist primarily of ordinary income and capital gains; however, the nature of the Fund’s distributions could vary in any given year.

The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions also may be subject to state and local taxes.

If you are a taxable investor and invest in the Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares - Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 15%. Short-term capital gains are taxed at ordinary income tax rates.  You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Backup Withholding - On the application or other appropriate form, the Fund will request your certified taxpayer identification number (social security number for individuals) and a certification that you are not subject to backup withholding.  Unless you provide this information, the Fund will be required to withhold and remit to the U.S. Treasury 28% of the dividends, distributions and redemption proceeds payable to you. You should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Institutional Class of the Fund’s operation. Certain information (including total return information) reflects financial results for a single Institutional Class share of the Fund. The total return in the table represents the rate that you would have earned on an investment in the Institutional Class

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shares of the Fund (assuming reinvestment of all dividends and distributions). This information was audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

JAMES BALANCED: GOLDEN RAINBOW FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period

	Period
	Ended
	June 30,
	2009 (A)

Net asset value at beginning of period	$14.80

Income from investment operations:
Net investment income	0.09
Net realized and unrealized gains on investments	1.94
Total from investment operations	2.03

Less distributions:
From net investment income	(0.14)

Net asset value at end of period	$16.69

Total return	13.75	%(B)

Net assets at end of period (000’s)	$115

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.95	%(C)

Ratio of net investment income to average net assets	1.63	%(C)

Portfolio turnover rate	72	%(C)

(A)	Represents the period from commencement of operations (March 2, 2009) through June 30, 2009.
(B)	Not annualized.
(C)	Annualized.

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Investment Adviser

James Investment Research, Inc.

P.O. Box 8

Alpha, Ohio 45301

Custodian	Independent Registered
U.S. Bank, N.A.	Public Accounting Firm
425 Walnut Street	Deloitte & Touche LLP
Cincinnati, Ohio 45202	250 East Fifth Street, Suite 1900
Cincinnati, Ohio 45202

Legal Counsel	Distributor
Thompson Hine LLP	Unified Financial Securities, Inc.
312 Walnut Street	2960 N. Meridian Street
14th Floor	Indianapolis, IN 46208
Cincinnati, Ohio 45202

Transfer Agent
ALPS Fund Services, Inc.
P.O. Box 786
Denver, CO 80201

Additional information about the Fund, including detailed information on Fund policies and operations, is included in the Fund’s Statement of Additional Information (SAI), which is incorporated into this prospectus by reference in their entirety.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual report to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Call the Fund at 1-800-99 JAMES to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

The Fund’s SAI, annual and semiannual reports to shareholders are also available, free of charge, on the Fund’s internet site at www.jamesfunds.com.

Information about the Fund (including the SAI and other reports) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520..

Investment Company Act #811-8411

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STATEMENT OF ADDITIONAL INFORMATION

JAMES SMALL CAP FUND

JAMES MID CAP FUND

JAMES EQUITY FUND

JAMES MARKET NEUTRAL FUND

JAMES LONG-SHORT FUND

March 20, 2010

Series of

The James Advantage Funds

1290 Broadway, Suite 1100

Denver, CO  80203

1-800-995-2637

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST	2
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	23
DISCLOSURE OF PORTFOLIO HOLDINGS	26
TRUSTEES AND OFFICERS	27
PROXY VOTING POLICIES OF THE TRUST AND ADVISER	29
PRINCIPAL HOLDERS OF VOTING SECURITIES	37
INVESTMENT ADVISER	40
PORTFOLIO MANAGERS	42
TRANSFER AGENT AND DISTRIBUTOR	45
OTHER SERVICES	45
PORTFOLIO TRANSACTIONS AND BROKERAGE	46
SHARES OF THE FUND	47
DETERMINATION OF SHARE PRICE	48
ADDITIONAL TAX INFORMATION	49
DISTRIBUTION PLANS	50
FINANCIAL STATEMENTS	52

This Statement of Additional Information (“SAI”) is not a prospectus and should only be read in conjunction with the Prospectus of the James Small Cap Fund, the James Mid Cap Fund, the James Equity Fund and the James Market Neutral Fund dated March 20, 2010 and the Prospectus of the James Long-Short Fund dated November 1, 2009.  Prospectuses and an Annual Report can be obtained by writing the Transfer Agent at P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by calling 800-99 JAMES (800-995-2637).  The James Long-Short Fund has not yet commenced operations.

DESCRIPTION OF THE TRUST

The James Small Cap Fund, James Mid Cap Fund, James Equity Fund, James Market Neutral Fund and James Long-Short Fund (collectively the “Funds”) were organized as series of The James Advantage Funds (the “Trust”).  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 29, 1997 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Each Fund is one of a series of Funds currently authorized by the Trustees.  James Investment Research, Inc. serves as each Fund’s investment adviser (the “Adviser”).  The James Long-Short Fund has not yet commenced operations.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of a Fund have equal voting rights and liquidation rights.  The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.

Upon 60 days’ prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.  For other information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Funds’ Prospectus.  For a description of the methods used to determine the share price and value of the Funds’ assets, see “Calculation of Share Price” in the Funds’ Prospectus.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques it may use, as described in the Prospectus.

A.            Equity Securities.

The Funds may invest in equity securities, which include common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures).  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms.  The Adviser intends to invest only in preferred stock rated A or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Service, Inc. (“Moody’s”).  Equity securities also include investment company securities that invest primarily in equity securities.

B.            Open-End Investment Company Securities.

The Funds may invest in the securities of other open-end investment companies (i.e., another mutual fund, including a money market fund) When a Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying investment company, many of which may be duplicative.  A Fund has no control over the investments and related risks taken by the underlying investment companies in which it invests.

C.            U.S. Government Obligations.

The Funds may invest in U.S. Government obligations.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities.  Other agencies, such as the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the farm credit agencies are federally sponsored, which does not carry an explicit guaranty by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (“Fannie Mae”)) are public companies with a right to borrow money from the U.S. Treasury under certain circumstances, but are not explicitly backed by the full faith and credit of the U.S. government.  However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

D.            Repurchase Agreements.

The Funds may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government (“U.S. Government obligations”).  A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase).  Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Funds intend to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.  The Adviser monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

E.             Illiquid Securities.

Each Fund may invest up to 15% of its net assets (valued at the purchase date) in illiquid securities.  Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price.  Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.  The following securities are considered to be illiquid:  repurchase agreements maturing in more than seven days, non-publicly offered securities and certain restricted securities.  Restricted securities are securities the resale of which is subject to legal or contractual restrictions.  Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under the Act.  Certain restricted securities that may be sold pursuant to Rule 144A may be considered to be liquid by a Fund. Where registration is required, the Funds may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement.  If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than the price it could have obtained when it decided to sell.

F.             Loans of Securities.

Each Fund may lend portfolio securities with an aggregate market value of up to one-third of the Fund’s total assets (including collateral received from the loans).  Under the lending policy authorized by the Board of Trustees, the borrower must agree to maintain collateral with the applicable Fund on a daily market-to-market basis in an amount at least equal to the value of the loaned securities.  The Fund will continue to receive dividends or interest on the loaned securities and will be able to vote on any material matter affecting the loaned securities that the

Adviser determines to be important.  With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities, that the borrower may not be able to provide additional collateral or that the Fund may lose rights in the collateral should the borrower fail financially.

G.            Borrowing and Leverage; Reverse Repurchase Agreements.

Each Fund may borrow from banks up to one-third of its total assets (including the amount borrowed), and may borrow from any person other than a bank for temporary purposes only, provided such temporary borrowings do not exceed 5% of the Fund’s total assets at the time when the borrowing is made.  A Fund may pledge assets in connection with such borrowings.  Each Fund also may engage in reverse repurchase agreements in which the Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at the same price plus interest.  While a reverse repurchase agreement is outstanding, a Fund generally will direct its custodian to segregate cash and appropriate liquid assets to cover its obligations under the agreement, marked to market daily.  The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.  A Fund aggregates reverse repurchase agreements with its borrowings for purposes of limiting all borrowings to one-third of its total assets.  The borrowing of securities for short sales is excluded for purposes of the limitations in this paragraph.

If a Fund makes additional investments while borrowings and/or reverse repurchase agreements are outstanding, this may be construed as a form of leverage.  The Fund’s objective would be to pursue investment opportunities with returns that exceed the cost of the borrowings.  Leverage magnifies a Fund’s potential for gain or loss and, therefore, increases the possibility of fluctuation in the Fund’s net asset value.  Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.  In addition, reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

H.            Foreign Securities.

The Funds may invest, without limitation, in foreign securities, including ETFs that invest in foreign securities.  Foreign fixed-income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations.  Foreign securities may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies) and American depository receipts (“ADRs”).  ADRs are certificates of ownership issued by a U.S. bank as a convenience to investors in lieu of the underlying shares which its holds in custody.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Each Fund may invest in foreign securities of issuers in emerging markets.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons.  Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents.  Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Fund.

Additional risks of emerging markets securities may include:  greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

I.              Portfolio Turnover.

Neither the Mid Cap Fund, the Small Cap Fund, nor the Equity Fund intends to purchase or sell securities for short term trading purposes.  Each Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action.  The portfolio turnover rate is not expected to exceed 100% for the Market Neutral Fund, the Small Cap Fund, the Equity Fund or the Mid Cap Fund, or 300% for the Long-Short Fund.  The Long-Short Fund’s higher turnover rate will result in correspondingly greater brokerage commission expenses and may result in the realization of additional capital gains for tax purposes.  It should be noted that the Trust calculates the turnover ratio only on the long portfolios of the Market Neutral and the Long-Short Funds.  If short positions were also included in this calculation, the turnover rates for the Market Neutral and the Long-Short Funds would likely be higher.

J.             Closed-End Investment Companies.

Closed-end investment companies are a type of mutual fund, the shares of which are not redeemable by the issuing investment company. Rather, the shares, once issued and sold by the issuing investment company to the public in a one-time initial public offering, are bought and sold either on the OTC market or on some stock exchanges. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company.

The Funds generally will purchase shares of closed-end funds only in the secondary market and the Funds will incur normal brokerage costs on such purchases. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.  Closed-end funds may trade infrequently, with small volume, which may make it difficult for a Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market.  There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to the closed-end fund’s common shareholders.  A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but the shares may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed end funds in which a Fund invests may issue auction preferred shares (“APS”).  The dividend rate for the APS normally is set through an auction process.  In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS.  The auction also provides liquidity for the sale of APS. A fund may not be able to sell its APS at an auction if the auction fails.  An auction fails if there are more APS offered for sale than there are buyers. A closed end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed end fund be required to redeem APS in the event of a failed auction.  As a result, a Fund’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

K.            Exchange-Traded Funds.

The Funds may invest in a range of exchange-traded funds (“ETFs”).  ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock (“QQQs”), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50 and Fortune 50.  Additionally, the Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500 Index”).  SPDRs trade on the American Stock Exchange (“AMEX”) under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq-100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. (“Barclays”).  They track 80 different indexes, including sector/industry indexes, bond indexes and international indexes. Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (“MSCI”) Index.  ETFs (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies.

When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which a Fund may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Fund’s Adviser believes it is in the Fund’s interest to do so.  A Fund’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Funds believe that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

L.             Municipal Securities.

The Funds may invest in municipal securities, which are debt/fixed income securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  A Fund would do so, not because the income may be tax exempt, but because of the income yield and potential for capital appreciation.  Although the interest earned on many municipal securities is exempt from federal income tax, the Fund may invest in taxable municipal securities.  To the extent the Fund invests in municipal obligations, the same credit standards as used in selecting corporate obligations will be applied.  It should be noted that shareholders will probably not be able to take advantage of the tax exempt nature of interest income from municipal securities held by a Fund.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools,

waterworks and sewer systems, and other utilities.  Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

Certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide water, sewage and solid waste facilities; qualified residential rental projects; certain local electric, gas and other heating or cooling facilities; qualified hazardous waste facilities; high-speed intercity rail facilities; governmentally-owned airports, docks and wharves and mass transportation facilities; qualified mortgage; student loan and redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation.   Debt obligations known as “Industrial Development Bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities; sports facilities; industrial parks; convention or trade show facilities; airport, mass transit, port or parking facilities; air or water pollution control facilities; sewage or solid waste disposal facilities; and facilities for water supply.  Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of municipal securities consist of “general obligation” and “limited” (or revenue) issues.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source.  The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond, if any, or to the credit of the underlying corporate user (and any guarantor). Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

A Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. The Fund may purchase short-term General Obligation Notes; Tax Anticipation Notes; Bond Anticipation Notes; Revenue Anticipation Notes; Project Notes; and other forms of short-term loans.  Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications. Also, the yields on municipal securities depend upon a variety of factors, including general money market conditions; coupon rate; the financial condition of the issuer; general conditions of the municipal bond market; the size of a particular offering; the maturity of the obligations; and the rating of the issue.  The ratings of Moody’s and S&P represent their opinions as to the quality of municipal securities. However, ratings are general and are not absolute standards of quality.  Municipal securities with the same maturity, interest rate and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.  Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Risk Factors in Municipal Securities

Information Risk. Information about the financial condition of issuers of municipal securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

State and Federal Laws. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Litigation and Current Developments. Such litigation or conditions may from time to time materially affect the credit risk with respect to particular bonds or notes. Adverse economic,

business, legal or political developments might affect all or a substantial portion of the Fund’s municipal securities in the same manner.

M.               Obligations of Supranational Entities.

The Funds may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies.  Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income.  There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

N.                Sovereign Obligations.

The Funds may invest in sovereign debt obligations.  Investments in sovereign debt obligations involve special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

O.                Treasury Inflation-Protected Securities (TIPS).

The Funds may invest in Treasury Inflation-Protected Securities (TIPS). TIPS are marketable securities whose principal is adjusted by changes in the Consumer Price Index.  The principal of a TIPS increases with inflation (a rise in the Index) and decreases with deflation (a drop in the index).  The relationship between TIPS and the Consumer Price Index affects both the sum investors are paid when a TIPS matures and the amount of interest that a TIPS pays every six months.  TIPS pay interest at a fixed rate, which is determined at auction.  Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next.  If inflation occurs, the interest payment increases.  In the event of deflation, the interest payment decreases.  At the maturity of a TIPS, you receive the adjusted principal or the original principal, whichever is greater.  TIPS are designed to provide protection against both inflation and deflation.

P.                 Variable and Floating Rate Instruments.

Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, the Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.  The Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Demand Notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest.  The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

Limitations on the Use of Variable and Floating Rate Notes.  Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures. If not rated, such instruments must be found by the Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Q.                                    Convertible Securities.

The Funds may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

R.            Corporate Debt.

The Funds may invest in investment grade corporate debt securities.  Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  The Funds may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Funds.

S.             When-Issued Securities and Forward Commitments.

The Funds may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date.  The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment.  The Funds may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Funds Custodian, cash or U.S. Government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Any change in value could increase fluctuations in the Funds’ share price and yield.  Although the Funds will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Funds may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

T.                                     Investment Techniques Specific to The Market Neutral Fund and The Long-Short Fund.

The James Market Neutral and Long-Short Funds may utilize various other investment strategies as described below (“Hedging Transactions”).  Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors.  Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, a Fund may purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars.  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any techniques is a function of numerous variables including market conditions.  The ability of a Fund to utilize these techniques successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

These techniques have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such techniques would result in losses greater than if they had not been used.  In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.  As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all.  Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.  Losses resulting from the use of such techniques would reduce net asset value, and possibly income, and such losses can be greater than if the techniques had not been utilized.

General Characteristics of Options.    Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.  In addition, many Hedging Transactions involving options require segregation of a Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price.  For example, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.  The James Market Neutral and Long-Short Funds are authorized to purchase and sell exchange-listed options and over-the-counter options (“OTC options”).  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available.  Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty.  In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.  A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.  The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.  As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option as well as any anticipated benefit of the transaction.  Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.  While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the  Fund’s income.  The sale of put options can also provide income.

The Market Neutral and Long-Short Funds may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and on securities indices, currencies and futures contracts.  All calls sold by a Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding.  Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Market Neutral and Long-Short Funds may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities.  A Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon.  In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures.    The Market Neutral and Long-Short Funds may enter into financial futures contracts, or purchase or sell put and call options on such futures, as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes.  The Long-Short Fund may also enter into such futures contracts, or purchase or sell put and call options on such futures, for investment purposes.  Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below.  The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount).  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such option.

A Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes.  Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances).  Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates.  The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund.  If a Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position.  Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.  The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices.    The Market Neutral and Long-Short Funds also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.  Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified).  This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.  The seller of the option is obligated, in return for the premium received, to make delivery of this amount.  The gain or loss of an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions.  The Market Neutral and Long-Short Funds may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.  Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.  A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.  A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of such Counterparties have received) a short-term credit rating of A-1 (or better) or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

The Market Neutral and Long-Short Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income there from.  Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Market Neutral and Long-Short Funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in their portfolios that are denominated or generally quoted in or currency convertible into such currency other than with respect to proxy hedging as described below.

The Market Neutral and Long-Short Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering to a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a each Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of a Fund’s securities denominated in linked currencies.  For example, if the Adviser considers the Austrian schilling linked to the German deutschemark (the “D-mark”), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging.  If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions.  Currency transactions are subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments.  These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.  Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally.  Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.  Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Combined Transactions.  The Market Neutral and Long-Short Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions (“component” transactions), instead of a single Hedging Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its competent transactions.  Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars.  Among the Hedging Transactions into which the Market Neutral and Long-Short Funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date.  The Funds intend to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Funds may be obligated to pay.  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Market Neutral and Long-Short Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the “1940 Act”) and, accordingly, will not treat them as being subject to its borrowing restrictions.  A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A-1 (or better) or P-1 by S&P or Moody’s, respectively, or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser.  If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments.  The Market Neutral and Long-Short Funds may make investments in Eurodollar instruments.  Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed- income instruments are linked.

Risks of Hedging Transactions Outside the United States.  When conducted outside the United States, Hedging Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.  The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts.  Many Hedging Transactions, in addition to other requirements, require that a Fund segregate liquid assets with its Custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restriction, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the Custodian.  The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis.  A put option written by a Fund requires the Fund to segregate liquid assets equal to the exercise price.

Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract that obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund’s obligations or to segregate liquid high-grade assets equal to the amount of the Fund’s obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC-issued and exchange-listed index options will generally provide for cash settlement.  As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount.  These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call.  In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.  OCC-issued and exchange-listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option.  OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract.  Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlement with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess.  Caps, floors and collars require segregation of assets with a value equal to a Fund’s net obligation, if any.

Hedging Transactions may be covered by other means when consistent with applicable regulatory policies.  A Fund may also enter into offsetting transactions so that its position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging Transactions.  For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held.  Other Hedging Transactions may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), that is, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds.  As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of (1) 67% or more of the outstanding shares of the Funds present at a meeting, if the holders of more than 50% of the outstanding shares of the Funds are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Funds.  Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).

1.             Borrowing Money.  Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude each Fund from entering into reverse repurchase transactions, provided that each Fund has an asset coverage of 300% for all borrowings and repurchase commitments of each Fund pursuant to reverse repurchase transactions.

2.             Senior Securities.  The Funds will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

3.             Underwriting.  The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4.             Real Estate.  The Funds will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.             Commodities.  The Funds will not purchase or sell commodities except as described in the Prospectus and Statement of Additional Information.  This limitation does not preclude the Funds from acquiring commodities as a result of ownership of securities or other investments; from entering into options, futures, currency, swap, cap, floor, collar or similar transactions; from investing in securities or other instruments backed by commodities; or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.             Loans.  The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.             Concentration.  Each Fund will not invest 25% or more of its total assets in any particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.             Diversification.  The Mid Cap Fund, the Small Cap Fund, and the Market Neutral Fund will comply with the standards for diversification as required by the then-current 1940 Act, the rules and regulations promulgated thereunder and interpretations of the Securities and Exchange Commission or its staff.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to each Fund’s diversification, the current standards require that each Fund may not purchase the securities of any one issuer, other than the U.S. Government or any of its instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, or each Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Nonfundamental.  The following limitations have been adopted by the Trust with respect to the Funds and are Nonfundamental (see “Investment Limitations” above).

1.             Pledging.  The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in fundamental limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.             Borrowing.  Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% its total assets are outstanding.

3.             Margin Purchases.  The Funds will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.             Options.  The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

5.             Short Sales.  The James Mid Cap Fund, the James Small Cap Fund and the James Equity Fund will not effect short sales of securities.

6.             Illiquid Securities.  Each Fund will not invest more than 15% of its net assets in securities that are restricted as to resale or otherwise illiquid.  For this purpose, illiquid securities generally include securities that cannot be disposed of within seven days in the ordinary course of business without taking a reduced price.

7.             80% Investment Policy.  The James Mid Cap Fund invests primarily in common stocks of mid capitalization companies, defined by the Adviser as those companies with market capitalizations of $1 billion up to $8 billion at the time of purchase (including ETFs that invest primarily in such securities).  Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mid capitalization stocks, as defined above. The James Small Cap Fund invests primarily in common stocks of small capitalization companies, defined by the Adviser as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell 2000® Index, which is the benchmark index for the Fund (including ETFs that invest primarily in such securities).  Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in small capitalization stocks, as defined above.  The James Equity Fund invests primarily in equity securities.  Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities without regard to the market capitalization of the stock (including ETFs that invest primarily in equity securities).  Shareholders of the applicable Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:  “Important Notice Regarding Change in Investment Policy.”  The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.  The Adviser, subject to the approval of the Board of Trustees, may change its foregoing definitions of small and large capitalization companies.  Shareholders will be notified of any such change.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following is a summary of the Funds’ policies and procedures for disclosing the Funds’ portfolio securities to any person requesting this information.  No compensation will be received by the Fund, the Adviser, or any other party in connection with the disclosure of information about portfolio securities.  The procedures prohibit the disclosure of portfolio holdings to persons outside the Adviser, the Funds’ auditors or other service providers identified in the Prospectus except under the following conditions:

1)              Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter-end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;

2)              For use in preparing and distributing routine periodic reporting to market data agencies; and

3)              For use in preparing and distributing routine shareholder reports, including disclosure to the Trust’s independent public accounting firm, legal counsel, typesetter and printer.

The Funds may provide their full holdings to various market data agencies as of the end of a calendar month.  All other disclosures are made in accordance with the requests of the parties indicated above.  Employees of the Adviser that are access persons under the Funds’ Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics.  In addition, the custodian of the Funds’ assets and the Funds’ accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis. In addition, certain unaffiliated brokers and market professionals involved in the execution of transactions for the Funds will by necessity have information on Fund holdings and are not covered under this policy.

This prohibition covers only selective disclosures and does not prohibit a discussion of Fund holdings in a public format, such as a radio or television interview. These events are covered under the James Advantage Funds’ Marketing Policies and Procedures.

Certain products of the Adviser’s private client business are very similar to portfolios of the Funds. Consultants which require holdings data on RFPs or on routine questionnaires submitted to the Adviser may have no confidentiality requirements and the Fund can not be assured in such cases that portfolio holdings disclosed to them will be kept confidential. Since the portfolios may be very similar to the Funds, completion of the questionnaire or RFP may constitute a selective disclosure. Also, the Funds have no assurance that market data agencies, such as Morningstar, will keep data provided to them confidential.

Disclosure of portfolio holdings by the Adviser will be made to other service providers as deemed necessary in the execution of their responsibilities. Legal counsel will have access to portfolio holdings at any time, as will regulators such as the SEC or FINRA if requested. In other cases the Adviser will restrict holdings data to month end data with at least a 30 day lag.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Chief Compliance Officer will report any perceived and unresolved conflict between the interests of shareholders and the interests of the Adviser, or any affiliates, to the Funds’ Board of Trustees, which will make a determination that is in the best interests of shareholders.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for management of the Trust under the laws of Ohio governing the responsibilities of trustees of business trusts.  Following are the Trustees and executive officers of the Trust, their present occupation with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended June 30, 2009.

	Position(s)		Number of
	With Fund/		Portfolios in Fund	Other Directorships
Name/Address/	Time Served/	Principal Occupation	Complex Overseen	Held by Trustee Outside
Age	Term of Office(1)	During Past 5 Years	By Trustee	the Fund Complex

Interested Trustees:

Barry R. James, CFA(2) 1349 Fairground Road James Investment Research, Inc. Beavercreek, Ohio 45385 Year of Birth: 1956	President and Trustee Since 1997	President and CEO, James Investment Research (2006-Present), Executive Vice President , James Investment Research (2000-2006), CEO, James Capital Alliance (2000-Present)	5	None

Disinterested Trustees:

Anthony P. D’Angelo, D.B.A. c/o The James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1930	Trustee Since 1997	Retired, Professor Emeritus, Graduate School of Logistics and Acquisitions Management, Air Force Institute of Technology, Wright-Patterson AFB, Ohio (Retired since 1999)	5	None

Leslie L. Brandon c/o The James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1942	Trustee Since May 2003	Retired Partner, Ernst & Young, LLP, Columbus, Ohio (1966 to 2000)	5	None

Richard C. Russell c/o The James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 of Birth: 1946	Trustee Since May 2003	Consultant (2002-Present)	5	Director, Excellence in Motivation (1994 to Present); Director, Dayton Reliable Tool (1999 to Year Present)

Principal Officers:

Thomas L. Mangan 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1949	Vice President, Chief Compliance Officer, Treasurer and Secretary and Chief Financial Officer since 1997	Senior Vice President, James Investment Research, Inc.	N/A	N/A

(1)Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

(2) Mr. James is an “interested person” of the Trust as defined in the 1940 Act because of his relationship to James Investment Research, Inc., which serves as the investment adviser to the Trust.

Trustees’ Compensation:

Name	Compensation from Small Cap Fund	Compensation from Equity Fund	Compensation from Market Neutral Fund	Compensation from Mid Cap Fund	Total Compensation from Trust*
Barry R. James	$0	$0	$0	$0	$0
+ Leslie L. Brandon	$4,240	$4,240	$4,240	$4,240	$21,200
+ Anthony P. D’Angelo	$3,640	$3,640	$3,640	$3,640	$18,200
+ Richard C. Russell	$3,840	$3,840	$3,840	$3,840	$19,200

+     Member of Audit Committee.  The Audit Committee is the only standing committee of the Board of Trustees.  The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees.  The Audit Committee held four regularly scheduled meetings during the fiscal year ended June 30, 2009.

*     Amounts shown include payments made to the Trustees in the fiscal year ended June 30, 2009. The Long-Short Fund is not included because it had not commenced operations prior to June 30, 2009.  The Trust does not pay any retirement benefits to the Trustees for their service.

Trustees’ Ownership of Trust Shares (as of December 31, 2008)*

Trustee	Dollar Range of Equity Securities in Small Cap Fund	Dollar Range of Equity Securities in Equity Fund	Dollar Range of Equity Securities in Market Neutral Fund	Dollar Range of Equity Securities in Mid Cap Fund	Aggregate Dollar Range of Equity Securities in Registered Investment Company
Barry R. James	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Anthony P. D’Angelo	None	None	$10,001 - $50,000	None	Over $100,000
Leslie L. Brandon	None	None	None	None	Over $100,000
Richard C. Russell	None	None	None	None	Over $100,000

*     The Long-Short Fund is not included because it had not commenced operations as of December 31, 2008.

PROXY VOTING POLICIES OF THE TRUST AND THE ADVISER

The Trust’s Proxy Voting Policies and Procedures

Pursuant to rules established by the Securities and Exchange Commission, under the 1940 Act, the Board of Trustees of the Trust has adopted the following formal, written guidelines for proxy voting by the Trust.  The Board of Trustees of the Trust oversees voting policies and decisions for the Fund.

The Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board of Trustees of the Trust believes that the Adviser, which selects the individual companies that are part of the Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes.  Therefore, the Trust defers to and relies on the Adviser to make decisions on casting proxy votes.

In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

Summary of Adviser’s Proxy Voting Guidelines

The proxy voting decisions for issues not specifically addressed in the following summary are determined on a case-by-case basis.  The Adviser has retained Egan Jones to vote proxies on behalf of the Trust in accordance with the Trust’s and the Adviser’s policies.

Election of Directors in Uncontested Elections

WITHHOLD votes for nominees who:

•        are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees.

•        are inside directors and sit on the Audit, Compensation, or Nominating committees.

•        are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

•        ignore a shareholder proposal that is approved by a majority of the shares outstanding.

•        ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

•        fail to act on takeover offers where the majority of the shareholders have tendered their shares.

•        implement or renew a “dead-hand” or modified “dead-hand” poison pill.

•        sit on more than four boards.

FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.

Independent Directors

FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.  Case-by-case basis on proposals asking that the Chairman be independent.

Stock Ownership Requirements

AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term Limits

AGAINST shareholder proposals to limit tenure of outside directors.

Age Limits

AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability

AGAINST proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

Charitable Contributions

AGAINST proposals regarding charitable contributions.

Proxy Contests (Contested Elections)

Ratifying Auditors

FOR proposals to ratify auditors, unless:

Non-audit fees exceed 50% of total fees.

Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Proxy Contest Defenses

Classified Board vs. Annual Election

AGAINST proposals to classify the board.

FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors

AGAINST proposals that provide that directors may be removed only for cause.

FOR proposals to restore shareholder ability to remove directors with or without cause.

AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

FOR proposals to eliminate cumulative voting.

Calling Special Meetings

AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Acting by Written Consent

AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board

FOR proposals to fix the size of the board.

AGAINST proposals that give management the ability to alter size of the board without shareholder approval.

Tender Offer Defenses

“Poison Pills”

FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.

Fair Price Provisions

AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

“Greenmail”

FOR proposals to adopt anti-”greenmail” charter or bylaw amendments or otherwise restrict the company’s ability to make “greenmail” payments.

Unequal Voting Rights

AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Charter or Bylaws

AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Requirement to Approve Mergers

AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Placement of Equity with “White Squire”

FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.

Other Governance Proposals

Confidential Voting

FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

Equal Access

FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Capital Structure

Common Stock Authorization

AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.

Reverse Stock Splits

FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Preferred Stock

AGAINST proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights.

FOR proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.

FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.

“Blank Check Preferred Stock”

FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock

FOR management proposals to reduce the par value of common stock.

Debt Restructurings

FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.

Share Repurchase Programs

FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Amendments that Place a Maximum limit on Annual Grants or Amend Administrative Features

FOR plans that amend shareholder-approved plans to include administrative features or place  maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals

FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Approval of Cash or Cash & Stock Bonus Plans

FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

Limits on Director and Officer Compensation

FOR shareholder proposals requiring additional disclosure of officer and director compensation.

“Golden Parachutes” and “Tin Parachutes”

FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.

Employee Stock Ownership Plans (ESOPs)

FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

FOR proposals to implement a 401(k) savings plan for employees.

Business Combinations and Corporate Restructurings

Appraisal Rights

FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors

WITHHOLD votes for directors who:

•              are interested directors and sit on key board committees (Audit, Nominating or Compensation committees).

•              are interested directors and  the company does not have one or more of the following committees: Audit, Nominating or Compensation.

•              attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

•              ignore a shareholder proposal that is approved by a majority of shares outstanding.

•              ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

•              sit on more than 10 fund boards.

•              serve as Chairman but are not independent (e.g. serve as an officer of the fund’s Adviser).

Investment Advisory Agreements

New Classes or Series of Shares

FOR creating new classes or series of shares.

Changing Fundamental Investment Objective to Non-fundamental

AGAINST proposals to change the fund’s fundamental investment objective to non-fundamental.

Authorizing Board to Hire and Terminate Sub-advisors without Shareholder Approval

AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval.

Master-Feeder Structure

FOR establishment of a master-feeder structure.

Shareholder Proposals

Independent Directors

FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR proposals asking that the Chairman be independent.

Establish Director Ownership Requirement

AGAINST establishing a director ownership requirement.

Social Issues

Energy and Environment

AGAINST on proposals that request companies to follow the CERES Principles.

FOR reports that seek additional information, particularly when it appears company has not adequately addressed shareholders’ environmental concerns.

South Africa

AGAINST on proposals related to South Africa.

FOR reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

AGAINST on proposals related to the MacBride Principles.

FOR reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears company has not adequately addressed shareholder concerns.

Military Business

AGAINST on defense issue proposals.

FOR reports that seek additional information on military related operations, particularly when company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

AGAINST on proposals relating to the Maquiladora Standards and international operating policies.

FOR reports on international operating policy issues, particularly when it appears company has not adequately addressed shareholder concerns.

World Debt Crisis

AGAINST on proposals dealing with Third World debt.

FOR reports on Third World debt issues, particularly when it appears company has not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

AGAINST on proposals regarding equal employment opportunities and discrimination.

FOR reports that seek additional information about affirmative action efforts, particularly when it appears company has been unresponsive to shareholder requests.

Animal Rights

AGAINST on proposals that deal with animal rights.

Product Integrity and Marketing

AGAINST on ceasing production of socially questionable products.

FOR reports that seek additional information regarding product integrity and marketing issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources Issues

AGAINST on proposals regarding human resources issues.

FOR reports that seek additional information regarding human resources issues, particularly when it appears companies have been unresponsive to shareholder requests.

Trust Proxy Votes for 12 Months Ended June 30, 2009

Information regarding how each of the Funds voted proxies related to their respective  portfolio securities during the 12-month period ended June 30, 2009 is available upon request by writing the Transfer Agent at P.O. Box 786, Denver, CO 80201, by calling 800-99 JAMES (800-995-2637), or on the Securities and Exchange Commission’s website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES

As of October 2, 2009, the officers and Trustees of the Funds as a group owned less than 1% of the then-outstanding shares of the Small Cap Fund, 1.1% of the then-outstanding shares of the Mid Cap Fund, less than 1% of the then-outstanding shares of the Equity Fund, and less than 1% of the then-outstanding shares of the Market Neutral Fund.  The Long-Short Fund is not included because it had not commenced operations as of October 2, 2009.  An officer of the Trust is a co-trustee of the James Investment Research Profit Sharing Plan (the “Plan”).  The percentages of shares of the Funds indicated in the first sentence of this paragraph include shares in the officer’s account in the Plan, but do not include any other shares of the Plan.

As of October 2, 2009, the following persons owned of record, for the benefit of their respective customers, more than 5% of the outstanding voting shares of the Small Cap Fund:

Name/Address	Percentage Owned

Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	14.79%

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	38.44%*

Wachovia Bank FBO its Customers 1525 West Wt. Harris Blvd. Charlotte, NC 28288	15.76%

*May be deemed to control the Fund because it owned of record, for the benefit of others, more than 25% of the outstanding voting shares as of October 2, 2009.

As of October 2, 2009, the following persons owned more than 5% of the outstanding voting shares of the Mid Cap Fund:

Name/Address	Percentage Owned

James Investment Research Profit Sharing Plan*
P.O. Box 8
Alpha, Ohio 45301	30.40%

F.E. James, Ph.D.*
P.O. Box 8
Alpha, Ohio 45301	33.13%

*The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under § 2(a)(9) of the Investment Company Act of 1940.  F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by that Plan.  Shares indicated as owned by F.E. James, Ph.D. include shares in his account of the Plan, but do not include any other shares of the Plan.  F.E. James, Ph.D. may also be deemed to beneficially own shares owned by the Iris R. James Trust, which are also included in the shares indicated as being owned by F.E. James, Ph.D.  As a result of his ownership of shares, F.E. James, Ph.D. may have the ability to control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Management Agreement with the Fund’s Adviser.

As of October 2, 2009, the following persons owned more than 5% of the outstanding voting shares of the Equity Fund:

Name/Address	Percentage Owned

Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	9.72%

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	10.71%

F.E. James, Ph.D.* P.O. Box 8 Alpha, Ohio 45301	18.89%

James Investment Research Profit Sharing Plan
P.O. Box 8
Alpha, Ohio 45301	13.08%

*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by F.E. James, Ph.D. include shares in his account of the Plan, but do not include any other shares of the Plan.

As of October 2, 2009, the following persons owned more than 5% of the outstanding voting shares of the Market Neutral Fund:

Name/Address	Percentage Owned

Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	10.13%

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	13.01%

F.E. James, Ph.D.* P.O. Box 8 Alpha, Ohio 45301	10.55%

James Investment Research Profit Sharing Plan
P.O. Box 8
Alpha, Ohio 45301	7.11%

*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by F.E. James, Ph.D. include shares in his account of the Plan, but do not include any other shares of the Plan.

THE INVESTMENT ADVISER

James Investment Research, Inc., P.O. Box 8, Alpha, Ohio 45301 (the “Adviser”) supervises the Funds’ investments pursuant to Management Agreements between the Adviser and the Trust on behalf of each Fund, subject to the approval of the Board of Trustees.  Francis E. James is the controlling shareholder of the Adviser.  Each Management Agreement was effective for an initial two-year term and is renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not “interested persons” of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.  Each Management Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser.  Each Management Agreement provides that it will terminate automatically in the event of its assignment.

Under the terms of each Fund’s Management Agreement, the Adviser manages each Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest (including dividend expense on securities sold short), fees and expenses of the non-interested person Trustees, 12b-1 fees and extraordinary expenses (including litigation to which the Fund may be party and indemnification of the Trust’s Trustees and officers with respect thereto). Acquired Fund Fees and Expenses, which are paid indirectly by a Fund, are not included in the operating expenses for this purpose.  As compensation for its management services and agreement to pay each Fund’s expenses, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates (minus the fees and expenses of the non-interested person Trustees incurred by the applicable Fund):

ASSETS	EQUITY, MID CAP AND SMALL CAP FUNDS	MARKET NEUTRAL FUND	LONG- SHORT FUND
Up to and including $500 million	1.25%	1.70%	2.00%
From $500 million up to and including $1 billion	1.20%	1.65%	2.00%
From $1 billion up to and including $2 billion	1.15%	1.60%	2.00%
Over $2 billion	1.10%	1.55%	2.00%

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.  Each Fund paid the Adviser the following amounts for each of the last three fiscal years*:

	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Small Cap Fund	$1,475,821	$3,093,152	$3,578,323
Mid Cap Fund	$44,224	$67,654	$42,442
Market Neutral Fund	$753,836	$765,401	$1,127,412
Equity Fund	$133,538	$252,799	$389,733

*Amounts for the Long-Short Fund are not included because the Fund had not commenced operations prior to June 30, 2009.

The Adviser retains the right to use the name “James” or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “James” or any variation thereof automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders.  Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

PORTFOLIO MANAGERS

The following charts list the Funds’ portfolio managers, the number of their other managed accounts per investment category, the total pooled assets of managed accounts (not including the James Advantage Funds) and the beneficial ownership in the Fund(s) managed at the end of the June 30, 2009 fiscal year. Beneficial ownership of the Long-Short Fund is not included because the Fund had not commenced operations as of June 30, 2009.  Listed below the charts is (i) a description of accounts managed where the advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers’ compensation structure at the end of the June 30, 2009 fiscal year, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager’s management of the Fund’s investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager, if any.

Account Type	# of Accounts by Type	Total Assets by Type in $ millions	# of Accounts by Type subject to Performance Fee	Total Assets by Type Subject to a Performance Fee ($MM)
F.E. James, Ph.D.
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	18	$78.5	0	$0
Barry R. James, CFA, CIC
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	36	$493	0	$0
Ann M. Shaw, CFP
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	46	$73	0	$0
Thomas L. Mangan
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	56	$364.8	0	$0
David W. James, CFA
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	32	$80	0	$0
R. Brian Culpepper
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	2	$6.4	1	$6.4
Other Accounts	51	$50.2	0	$0
Brian P. Shepardson, CFA, CIC
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	30	$30	0	$0

* The “other pooled vehicle” is the James Market Neutral Limited Partnership and is the only investment vehicle managed by the Adviser with an incentive or performance based fee. The James Advantage Funds and the James Market Neutral Limited Partnership are team managed. Therefore, counting of these assets for each member of the team will result in asset totals greater than the total assets managed by the Adviser.

Securities Ownership of Portfolio Managers:

Dr. F. E. James, Ph.D.*

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral							X
Small Cap							X
Equity							X
Mid Cap							X

Barry R. James, CFA, CIC*

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral				X
Small Cap				X
Equity				X
Mid Cap				X

Ann M. Shaw, CFP*

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral				X
Small Cap				X
Equity			X
Mid Cap				X

*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by Dr. James, Mr. James and Ms. Shaw, respectively, include shares in his or her account of the Plan, but do not include any other shares of the Plan.

Thomas L. Mangan

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral				X
Small Cap				X
Equity					X
Mid Cap			X

David W. James, CFA

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral				X
Small Cap			X
Equity				X
Mid Cap			X

R. Brian Culpepper

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral			X
Small Cap			X
Equity			X
Mid Cap			X

Brian P. Shepardson, CFA, CIC

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Market Neutral			X
Small Cap			X
Equity			X
Mid Cap			X

Portfolio Manager Compensation.  All portfolio managers are compensated in the following manner:

Salary:  Determined at employment and periodically adjusted.

Profit Sharing:  The net, pre-tax profits of the Adviser are shared with all its employees based on a formula.  Dr. F.E. James does not share in this bonus as he is the sole owner of the Adviser.

Portfolio Manager’s Bonus:  An additional portion of the profits of the Adviser is awarded to portfolio managers. This is based on the value of the assets under management by that portfolio manager, the number of accounts managed and length of service with the Adviser; the longer the tenure, the greater the compensation.

Other bonuses:  The Adviser may give additional bonuses at its sole discretion or upon the advice of its Board of Directors.

A material conflict might arise in the management of the Small Cap Fund or the Mid Cap Fund versus the management of other accounts if the dollar value of smaller capitalization stock transactions were to grow to be so large as to cause significant price movements as portfolio managers acquire and liquidate positions. This conflict may arise because many of the Adviser’s individually managed portfolios follow the same strategies as the Funds and hold the same securities. The Adviser uses limits in executing larger transactions and has adopted policies and procedures, such as aggregating mutual fund trades with private client transactions and average pricing to ensure that no fund or client has an advantage over other Funds or clients.

TRANSFER AGENT AND DISTRIBUTOR

As of March 20, 2010, the Funds retained ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 (the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent, and to provide the Funds with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities, and fund accounting services, including calculating the Funds’ daily net asset value and necessary office equipment, personnel and facilities.  The Adviser pays the Transfer Agent for its transfer agency, administration and fund accounting services on behalf of the Funds.  The Adviser paid the previous transfer agent, JPMorgan Chase, N.A., for its services as transfer agent, administrator and fund accountant on behalf of each Fund, except the Long-Short Fund because it had not commenced operations prior to June 30, 2009, the following amounts for each of the last three fiscal years:

	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Small Cap Fund	$203,123	$436,350	$428,078
Mid Cap Fund	$7,484	$10,300	$4,650
Equity Fund	$19,471	$36,954	$47,438
Market Neutral Fund	$78,166	$81,340	$98,873

The Funds retain Unified Financial Securities, Inc. (the “Distributor”), 2690 N. Meridian Street, Suite 300, Indianapolis, IN 46208 to act as the exclusive agent for distribution of the Funds’ shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.

Certain officers of the Trust may also be officers and/or employees of ALPS Fund Services, Inc. (the administrator, the transfer agent and accounting services agent for the Trust).

OTHER SERVICES

The firm of Deloitte & Touche LLP, 250 East Fifth Street, Suite 1900, Cincinnati, Ohio 45202, has been selected as independent registered public accounting firm for the Trust for the fiscal year ending June 30, 2010.  Deloitte & Touche LLP performs an annual audit of the Funds’ financial statements.

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds.  The Custodian holds the cash and securities of the Funds (either in the Custodian’s possession or in its favor through “book entry systems” authorized by the Trustee in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds.  Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Adviser makes investment decisions for the Funds independently from those of the other accounts the Adviser manages; investments of the type the Funds may make, however, may also be made by those other accounts.  When the Funds and one or more other accounts the Adviser manages are prepared to invest in, or desire to dispose of, the same security, the Adviser will allocate available investments or opportunities for sales in a manner the Adviser believes to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Fund.  The Adviser may aggregate purchase and sale orders for the Funds and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Funds and its other clients.

Orders for the same security for one of the Funds and one of the accounts the Adviser manages, placed at the same time by a portfolio manager will be aggregated.  In addition, two or more portfolio managers may place orders for the same security, either to buy or sell, at the same time.  These orders will also be aggregated if executed by an Adviser’s trader at the same time through the same broker.  Orders for trades in the Funds may be bunched, or aggregated with other clients, including limited partnerships.  Bunched or aggregated orders will be average priced and positions not 100 percent filled will be allocated on a pro-rata basis.  These policies apply to all trades: establishing long positions, selling long positions, establishing short positions and closing out short positions.  The policies do not require that all Fund trades be aggregated, especially in the case of portfolio maintenance trades or trades specific to a particular portfolio, such as the need to rebalance a portfolio, to raise cash or to invest new cash.

The Funds paid brokerage commissions in the following amounts in the last three fiscal years*:

	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Small Cap Fund	$322,326	$747,075	$1,302,050
Mid Cap Fund	$9,517	$7,967	$11,952
Equity Fund	$34,823	$41,393	$66,154
Market Neutral Fund	$369,064	$338,259	$434,358

* Amounts for the Long-Short Fund are not included because the Fund had not commenced operations prior to June 30, 2009.

The Small Cap Fund’s brokerage commissions dropped significantly from 2007 to 2008, and from 2008 to 2009 due to the decrease in assets of the Fund from year to year.

Code of Ethics. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts.  The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

SHARES OF THE FUND

The Funds do not issue share certificates.  All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.  The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds.  If your check or wire does not clear, you will be responsible for any loss incurred by the Funds.  If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of the Funds is determined as of 4:00 p.m., eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Trust is open for business on every day except Saturdays, Sundays and the following holidays:  New Year’s Day, President’s Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For a description of the methods used to determine the net asset value (share price), see “Calculation of Share Price” in the Prospectus.

Securities that are traded on any exchange are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities.  When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which the Fund determines its net asset value) that materially affects a security’s value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees.  The Funds may use pricing services to determine market value for securities.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing.  In computing the net asset value of the Funds, the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open.  Trading of these securities may not take place on every New York Stock Exchange business day.  In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the Funds’ share price is not calculated.  Therefore, the value of the portfolio of a fund holding foreign securities may be significantly affected on days when shares of the Funds may not be purchased or redeemed.

The calculation of the share price of the Funds holding foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation.  Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Funds’ share price will not be reflected in the calculation unless the Adviser determines, subject to review by the Board of Trustees, that the particular event would materially affect net asset value, in which case an adjustment will be made.

ADDITIONAL TAX INFORMATION

Taxation of the Funds.  The James Long-Short Fund intends to qualify, and the other Funds have qualified and intend to continue to qualify, as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income.  In addition to this distribution requirement, a Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities’ loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains.  A nondeductible 4% federal excise tax will be imposed on the Funds to the extent they do not distribute at least 98% of their ordinary taxable income for a calendar year, plus 98% of their capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years.  While the Funds intend to distribute their taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

The Funds may invest in inflation-indexed securities (also known as inflation-protected securities), on which principal is adjusted based on changes in an inflation index such as the Consumer Price Index.  Net positive adjustments to principal value as a result of an increase in the index are taxable as ordinary income in the year of the adjustment, rather than at maturity when the principal is repaid.  Net negative adjustments to principal value as a result of a decrease in the index can be deducted to the extent of a Fund’s interest income from the security for the current and previous taxable years, with any excess being carried forward to future taxable years.  The Funds intend to distribute dividends to shareholders on a quarterly basis.  These distributions may include both interest income and net income representing principal adjustments.  Net negative principal adjustments near the end of a taxable year may cause all or a portion of the dividends distributed earlier in the year to be treated as a return of capital.

As of June 30, 2009, each Fund has the following capital loss carryforwards and “post-October” losses.  These capital loss carryforwards and “post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryforward	“Post-October” Loss

Small Cap Fund	$17,239,544 (expires June 30, 2016)	$27,314,412
	$20,300,717 (expires June 30, 2017)
Mid Cap Fund	$47,388 (expires June 30, 2016)	$985,864
	$271,909 (expires June 30, 2017)
Market Neutral Fund	$194,196 (expires June 30, 2013)	$2,124,646
	$642,007 (expires June 30, 2014)
	$6,457,028 (expires June 30, 2015)
	$456,041 (expires June 30, 2017)
Equity Fund	$527,658 (expires June 30, 2017)	$1,470,271

DISTRIBUTION PLANS

With respect to each Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the 1940 Act of 1940 (the “Plans”).

Under each Plan, the Trust may engage in activities related to the distribution of the applicable Fund’s shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders regarding the purchase, sale or retention of shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that hold shares of the Fund for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Trust’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan.

The Trustees expect that each Plan will result in the sale or retention of a sufficient number of shares so as to allow the applicable Fund to maintain economic viability.  It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Payments under the Plan are made to the Adviser, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the applicable Fund.  The amount payable by a Fund under the Plan is 0.25% of its average daily net assets for the year.  Each Plan is a compensation plan, which means that payments are made to the Adviser regardless of 12b-1 expenses actually incurred.  Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by a Fund for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Payments received by the Adviser under a Plan are in addition to the fees paid to the Adviser pursuant to the Management Agreement.  Because these 12b-1 expenses are paid out of Fund assets on an ongoing basis, over time these 12b-1 expenses will increase the cost of your investment and may cost you more than paying other types of sales loads.

Prior to June 1, 2009, each Plan was a reimbursement plan, which permitted the applicable Fund to pay directly (or to reimburse the Adviser or the Trust’s principal underwriter for) 12b-1 expenses in an amount up to 0.25% of its average daily net assets.  Effective as of June 1, 2009, the Trust’s Board of Trustees, including the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plans or any related agreement, approved changes making each Plan a compensation plan rather than a reimbursement plan.

Continuation of each Plan and the related agreements must be approved annually by the Trustees in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the applicable Fund’s outstanding shares.  Any amendment increasing the maximum percentage payable under a Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Board of Trustees, including a majority of the independent Trustees.

Various state and federal laws limit the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities.  In the event these laws are deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the services.  State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to federal law and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

For the fiscal year ended June 30, 2009, the James Small Cap Fund incurred and paid, under the Plan on behalf of the Fund, the following expenses: advertising $13,321; printing and mailing of prospectuses $1,980; printing and mailing of advertisements $2,184; payments to broker-dealers and others for the sale or retention of Fund shares $231,742; payments to underwriters $0 and other expenses $48,216.

For the fiscal year ended June 30, 2009, the James Mid Cap Fund incurred and paid, under the Plan on behalf of the Fund, the following expenses: advertising $603; printing and mailing of prospectuses $0; printing and mailing of advertisements $1,773; payments to broker-dealers and others for the sale or retention of Fund shares $8,325; payments to underwriters $0 and other expenses $422.

For the fiscal year ended June 30, 2009, the James Equity Fund incurred and paid, under the Plan on behalf of the Fund, the following expenses: advertising $1,153; printing and mailing of prospectuses $1,223; printing and mailing of advertisements $246; payments to broker-dealers and others for the sale or retention of Fund shares $24,241; payments to underwriters $0 and other expenses $2,123.

For the fiscal year ended June 30, 2009, the James Market Neutral Fund incurred and paid, under the Plan on behalf of the Fund, the following expenses: advertising $7,072; printing and mailing of prospectuses $2,373; printing and mailing of advertisements $1,172; payments to broker-dealers and others for the sale or retention of Fund shares $89,997; payments to underwriters $0 and other expenses $11,920.

The Long-Short Fund had not commenced operations prior to June 30, 2009 and thus did not incur or pay any expenses under the Plan on behalf of the Fund.

It should be noted that the Adviser absorbed significant additional expenses in many of these areas. These expenses were in excess of the Funds’ expenses under the respective Plans and not reimbursed to the Adviser.  Barry R. James and Thomas L. Mangan (because of their respective associations with the Adviser) may individually benefit from any payments made pursuant to the Plans.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included herein are hereby incorporated by reference to the Annual Report of the James Advantage Funds for the year ended June 30, 2009.

STATEMENT OF ADDITIONAL INFORMATION

JAMES BALANCED: GOLDEN RAINBOW FUND

March 20, 2010

A Series of

James Advantage Funds

1290 Broadway, Suite 1100

Denver, CO 80203

1-800-995-2637

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST	2
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	21
DISCLOSURE OF PORTFOLIO HOLDINGS	23
TRUSTEES AND OFFICERS	24
PROXY VOTING POLICIES OF THE TRUST AND ADVISER	26
PRINCIPAL HOLDERS OF VOTING SECURITIES	34
INVESTMENT ADVISER	35
PORTFOLIO MANAGERS	36
TRANSFER AGENT AND DISTRIBUTOR	39
OTHER SERVICES	40
PORTFOLIO TRANSACTIONS AND BROKERAGE	40
SHARES OF THE FUND	42
DETERMINATION OF SHARE PRICE	42
ADDITIONAL TAX INFORMATION	43
DISTRIBUTION PLAN	44
FINANCIAL STATEMENTS	46

This Statement of Additional Information is not a Prospectus and should only be read in conjunction with the Prospectuses of the James Balanced: Golden Rainbow Fund dated March 20, 2010 (for Retail Class shares) and March 20, 2010 (for Institutional Class shares).  Prospectuses and an annual report can be obtained by writing the Transfer Agent at P.O. Box 786, Denver, CO 80201, or by calling 800-99 JAMES (800-995-2637).

DESCRIPTION OF THE TRUST

The James Balanced: Golden Rainbow Fund (the “Fund”) was organized as a series of the James Advantage Funds (the “Trust”).  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 29, 1997 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  James Investment Research, Inc. serves as the Fund’s investment adviser (the “Adviser”).  The Fund currently has two classes of shares, the Retail Class shares and the Institutional Class shares.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that each share class may bear different distribution fees, may have different sales charges, certain class specific expenses may be borne solely by each class and each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.

Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.  For other information concerning the purchase and redemption of shares of the Fund, see “How to Purchase Shares” and “How to Redeem Shares” in the Fund’s Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “Calculation of Share Price” in the Fund’s Prospectus.

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DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus.

A.            Equity Securities.

The Fund may invest in common stock, in addition to which, the Fund may invest in preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures).  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms.  The Adviser intends to invest only in preferred stock rated A or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Service, Inc. (“Moody’s”). Equity securities also include investment company securities that invest primarily in equity securities.

B.            Open-End Investment Companies.

The Funds may invest in the securities of other open-end investment companies (i.e., another mutual fund, including a money market fund).  When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying investment company, many of which may be duplicative.  The Fund has no control over the investments and related risks taken by the underlying investment companies in which it invests.

C.            U.S. Government Obligations.

The Fund may invest in U.S. Government obligations.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities.  Other agencies, such as the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the farm credit agencies are federally sponsored, which does not carry an explicit guaranty by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (Fannie Mae”) are public companies with a right to borrow money from the U.S. Treasury under certain circumstances, but are not explicitly backed by the full faith and credit of the U.S. government.  However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA

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announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

D.            Corporate Debt.

The Fund may invest in investment grade corporate debt securities.  Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa2 or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Fund.

E.             Municipal Securities.

The Fund may invest in municipal securities, which are debt/fixed income securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  The Fund would do so, not because the income may be tax exempt, but because of the income yield and potential for capital appreciation.  Although the interest earned on many municipal securities is exempt from federal income tax, the Fund may invest in taxable municipal securities.  To the extent the Fund invests in municipal obligations, the same credit standards as used in selecting corporate obligations will be applied.  It should be noted that shareholders will probably not be able to take advantage of the tax exempt nature of interest income from municipal securities held by the Fund.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, waterworks and sewer systems, and other utilities.  Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

Certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide water, sewage and solid waste facilities; qualified residential rental projects; certain local electric, gas and other heating or cooling facilities; qualified hazardous waste facilities; high-speed intercity rail facilities; governmentally-owned airports, docks and wharves and mass transportation facilities; qualified mortgage; student loan and redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation.   Debt obligations known as “Industrial Development Bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities; sports facilities; industrial parks;

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convention or trade show facilities; airport, mass transit, port or parking facilities; air or water pollution control facilities; sewage or solid waste disposal facilities; and facilities for water supply.  Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of municipal securities consist of “general obligation” and “limited” (or revenue) issues.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source.  The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond, if any, or to the credit of the underlying corporate user (and any guarantor). Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. The Fund may purchase short-term General Obligation Notes; Tax Anticipation Notes; Bond Anticipation Notes; Revenue Anticipation Notes; Project Notes; and other forms of short-term loans.  Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications. Also, the yields on municipal securities depend upon a variety of factors, including general money market conditions; coupon rate; the financial condition of the issuer; general conditions of the municipal bond market; the size of a particular offering; the maturity of the obligations; and the rating of the issue.  The ratings of Moody’s and S&P represent their opinions as to the quality of municipal securities. However, ratings are general and are not absolute standards of quality.  Municipal securities with the same

5

maturity, interest rate and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.  Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Risk Factors in Municipal Securities

Information Risk. Information about the financial condition of issuers of municipal securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

State and Federal Laws. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Litigation and Current Developments. Such litigation or conditions may from time to time materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal securities in the same manner.

F.             Repurchase Agreements.

The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government (“U.S. Government obligations”).  A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase).  Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.

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In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.  The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

G.            Illiquid Securities.

The Fund may normally invest up to 5% of its net assets (valued at the purchase date) in illiquid securities.  Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price.  Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.  The following securities are considered to be illiquid:  repurchase agreements maturing in more than seven days, nonpublicly offered securities and certain restricted securities.  Restricted securities are securities the resale of which is subject to legal or contractual restrictions.  Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under the Act.  Certain restricted securities that may be sold pursuant to Rule 144A may be considered to be liquid by the Fund. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

H.            Loans of Securities.

The Fund may lend portfolio securities with aggregate market value of up to one-third of the Fund’s total assets (including collateral received from the loans).  Under the lending policy authorized by the Board of Trustees, the borrower must agree to maintain collateral with the Fund on a daily market-to-market basis in an amount at least equal to the value of the loaned securities.  The Fund will continue to receive dividends or interest on the loaned securities and will be able to vote on any material matter affecting the loaned securities that the Adviser determines to be important.  With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities, that the borrower may not be able to provide additional collateral or that the Fund may lose rights in the collateral should the borrower fail financially.

I.              Borrowing and Leverage; Reverse Repurchase Agreements.

The Fund may borrow from banks up to one-third of its total assets (including the amount borrowed), and may borrow from any person other than a bank for temporary basis only, provided such temporary borrowings do not exceed 5% of the Fund’s total assets at the time when the borrowing is made. The Fund may pledge assets in connection with such borrowings.  The Fund also may engage in reverse repurchase agreements in which the Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at the same price plus interest.  While a reverse repurchase agreement is outstanding,

7

the Fund generally will direct its custodian to segregate cash and appropriate liquid assets to cover its obligations under the agreement, marked to market daily.  The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.  The Fund aggregates reverse repurchase agreements with its bank borrowings for purposes of limiting all borrowings to one-third of its total assets.

If the Fund makes additional investments while borrowings and/or reverse repurchase agreements are outstanding, this may be construed as a form of leverage.  The Fund’s objective would be to pursue investment opportunities with returns that exceed the cost of the borrowings.  Leverage magnifies the Fund’s potential for gain or loss and, therefore, increases the possibility of fluctuation in the Fund’s net asset value.  Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.  In addition, reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

J.             Foreign Securities.

The Fund may invest, without limitation, in foreign securities, including ETFs that invest in foreign securities.  Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies) and American depository receipts (“ADRs”).  ADRs are certificates of ownership issued by a U.S. bank as a convenience to investors in lieu of the underlying shares which its holds in custody.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

The Fund may invest in foreign securities of issuers in emerging markets.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging

8

market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons.  Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents.  Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.

Additional risks of emerging markets securities may include:  greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

K.            When-Issued Securities and Forward Commitments.

The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date.  The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment.  The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund’s Custodian, cash or U.S. Government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Any change in value could increase fluctuations in the Fund’s share price and yield.  Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

L.             Portfolio Turnover.

The Fund does not intend to purchase or sell securities for short term trading purposes.  The Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action.  The Fund’s portfolio turnover rate is not expected to exceed 100% and historically has been much less than 100%.

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M.           Closed-End Investment Companies.

Closed-end investment companies are a type of mutual fund, the shares of which are not redeemable by the issuing investment company. Rather, the shares, once issued and sold by the issuing investment company to the public in a one-time initial public offering, are bought and sold either on the OTC market or on some stock exchanges. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company.

The Fund generally will purchase shares of closed-end funds only in the secondary market and the Fund will incur normal brokerage costs on such purchases. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.  Closed-end funds may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market.  There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to the closed-end fund’s common shareholders.  The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but the shares may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed-end funds in which the Fund invests may issue auction preferred shares (“APS”).  The dividend rate for the APS normally is set through an auction process.  In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or

10

purchase additional APS.  The auction also provides liquidity for the sale of APS. A fund may not be able to sell its APS at an auction if the auction fails.  An auction fails if there are more APS offered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction.  As a result, the Fund’s investment in APS may be illiquid. In addition, if the Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

N.            Exchange Traded Funds.

The Fund may invest in a range of exchange-traded funds (“ETFs”).  ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS,SM Nasdaq-100 Index Tracking Stock (“QQQs”), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50 and Fortune 50.  Additionally, the Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500 Index”).  SPDRs trade on the American Stock Exchange (“AMEX”) under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. (“Barclays”).  They track 80 different indexes, including sector/industry indexes, bond indexes and international indexes. Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (“MSCI”) Index.  ETFs (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government

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regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Fund’s Adviser believes it is in the Fund’s interest to do so.  The Fund’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Fund believes that, in the event of the termination of an underlying ETF it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

O.                Obligations of Supranational Entities.

The Fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies.  Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income.  There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

P.                 Sovereign Obligations.

The Fund may invest in sovereign debt obligations.  Investments in sovereign debt obligations involve special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be

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unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Q.                Treasury Inflation-Protected Securities (TIPS).

The Fund may invest in Treasury Inflation-Protected Securities (TIPS). TIPs are marketable securities whose principal is adjusted by changes in the Consumer Price Index.  The principal of a TIPS increases with inflation (a rise in the Index) and decreases with deflation (a drop in the index).  The relationship between TIPS and the Consumer Price Index affects both the sum investors are paid when a TIPS matures and the amount of interest that a TIPS pays every six months.  TIPS pay interest at a fixed rate, which is determined at auction.  Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next.  If inflation occurs, the interest payment increases.  In the event of deflation, the interest payment decreases.  At the maturity of a TIPS, you receive the adjusted principal or the original principal, whichever is greater.  TIPS are designed to provide protection against both inflation and deflation.

R.                 Variable and Floating Rate Instruments.

Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, the Fund may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.  The Fund may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

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A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. The Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Demand Notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest.  The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

Limitations on the Use of Variable and Floating Rate Notes.  Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on

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resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 5% of the Fund’s net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures. If not rated, such instruments must be found by the Adviser to be of comparable quality to instruments in which the Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

S.             Convertible Securities.

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

T.            Hedging Transactions.

The Fund may utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), or to manage the effective maturity or duration of fixed-income securities.  Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors.  Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon (collectively, all the above are called “Hedging Transactions”).  Hedging Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  No more than 5% of the Fund’s assets will be committed to Hedging Transactions entered into for non-hedging purposes.  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the

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use of one technique rather than another, as use of any Hedging Transaction is a function of numerous variables including market conditions.  The ability of the Fund to utilize these Hedging Transactions successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.  Hedging Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

Hedging Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions would result in losses greater than if they had not been used.  Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount the appreciation of the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell.  The use of options and futures transactions entails certain other risks.  In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position.  In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.  As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all.  Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.  Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.  Losses resulting from the use of Hedging Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized.

General Characteristics of Options.   Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.  In addition, many Hedging Transactions involving options require segregation of Fund assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price.  For example, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.  The Fund’s purchase of a call option on a security, financial future,

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index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.  The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options (“OTC options”).  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available.  Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty.  In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.  The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.  The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.  As a result, if the Counterparty fails to make or take delivery of the security, currency or

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other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option as well as any anticipated benefit of the transaction.  Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.  While this type of arrangement allows the Fund greater flexibility to tailor an option to its need, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund’s income.  The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and on securities indices, currencies and futures contracts.  All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding.  Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), ETFs (including fixed income ETFs) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities.  The Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon.  In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures.   The Fund may enter into financial futures contracts, or purchase or sell put and call options on such futures, as a hedge against anticipated interest rate, currency or equity market changes, for duration management, and for risk management purposes.  Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below.  The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount).  Options on futures contracts are similar

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to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such option.

The Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes.  Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances).  Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates.  The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund.  If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position.  Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.  The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices.   The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.  Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified).  This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.  The seller of the option is obligated, in return for the premium received, to make delivery of this amount.  The gain or loss of an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions.  The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and any combination of futures and options transactions (“component” transactions), instead of a single Hedging Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its competent transactions.  Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

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Eurodollar Instruments.  The Fund may make investments in Eurodollar instruments.  Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Use of Segregated and Other Special Accounts.  Many Hedging Transactions, in addition to other requirements, require that the Fund segregate liquid assets with its Custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restriction, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the Custodian.  The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis.  A put option written by the Fund requires the Fund to segregate liquid, assets equal to the exercise price.

OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC-issued and exchange-listed index options will generally provide for cash settlement.  As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount.  These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call.  In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.  OCC-issued and exchange-listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option.  OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an

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index-based futures contract.  Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Hedging Transactions may be covered by other means when consistent with applicable regulatory policies.  The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging Transactions.  For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held.  Other Hedging Transactions may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), that is, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.             Borrowing Money.  The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.             Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

3.             Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

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4.             Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.             Commodities.  The Fund will not purchase or sell commodities except as described in the Prospectus and Statement of Additional Information.  This limitation does not preclude the Fund from acquiring commodities as a result of ownership of securities or other investments; from entering into options, futures, currency, swap, cap, floor, collar or similar transactions; from investing in securities or other instruments backed by commodities; or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.             Loans.  The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.             Concentration.  The Fund will not invest 25% or more of its total assets in any particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.             Diversification.  The Fund will comply with the standards for diversification as required by the then-current 1940 Act, the rules and regulations promulgated thereunder and interpretations of the Securities and Exchange Commission or its staff.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to the Fund’s diversification, the current standards require that the Fund may not purchase the securities of any one issuer, other than the U.S. Government or any of its instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations” above).

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1.             Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.             Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3.             Options.  The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

4.             Short Sales.  The Fund will not effect short sales of securities.

5.             Illiquid Securities.  The Fund will not invest more than 5% of its net assets in securities that are restricted as to resale or otherwise illiquid.  For this purpose, illiquid securities generally include securities that cannot be disposed of within seven days in the ordinary course of business without taking a reduced price.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following is a summary of the Fund’s policies and procedures for disclosing the Fund’s portfolio securities to any person requesting this information.  No compensation will be received by the Fund, the Adviser, or any other party in connection with the disclosure of information about portfolio securities.  The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

1)              Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter-end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;

2)              For use in preparing and distributing routine periodic reporting to market data agencies; and

3)              For use in preparing and distributing routine shareholder reports, including disclosure to the Trust’s independent public accounting firm, legal counsel, typesetter and printer.

The Fund may provide its full holdings to various market data agencies as of the end of a calendar month.  All other disclosures are made in accordance with the requests of the parties indicated above.  Employees of the Adviser that are access persons under the Funds’ Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics.  In addition, the custodian of the Fund’s assets and the Fund’s accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis. In addition,

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certain brokers and market professionals involved in the execution of transactions for the Fund will by necessity have information on Fund holdings and are not covered under this policy.

This prohibition covers only selective disclosures and does not prohibit a discussion of Fund holdings in a public format, such as a radio or television interview. These events are covered under the James Advantage Funds’ Marketing Policies and Procedures.

Certain products of the Adviser’s private client business are very similar to portfolios of the Fund. Consultants which require holdings data on RFPs or on routine questionnaires submitted to the Adviser may have no confidentiality requirements and the Fund can not be assured in such cases that portfolio holdings disclosed to them will be kept confidential. Since the portfolios may be very similar to the Fund, completion of the questionnaire or RFP may constitute a selective disclosure. Also, the Fund has no assurance that market data agencies, such as Morningstar, will keep data provided to them confidential.

Disclosure of portfolio holdings by the Adviser will be made to other service providers as deemed necessary in the execution of their responsibilities. Legal counsel will have access to portfolio holdings at any time, as will regulators such as the SEC or FINRA if requested. In other cases the Adviser will restrict holdings data to month end data with at least a 30 day lag.

The Chief Compliance Officer is authorized to determine whether disclosure of the Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Chief Compliance Officer will report any perceived and unresolved conflict between the interests of shareholders and the interests of the Adviser, or any affiliates, to the Fund’s Board of Trustees, which will make a determination that is in the best interests of shareholders.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for management of the Trust under the laws of Ohio governing the responsibilities of trustees of business trusts.  Following are the Trustees and executive officers of the Trust, their present occupation with the Trust or Fund, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended June 30, 2009.

	Position(s)		Number of
	With Fund/		Portfolios in Fund	Other Directorships
Name/Address/	Time Served/	Principal Occupation	Complex Overseen	Held by Trustee Outside
Age	Term of Office(1)	During Past 5 Years	By Trustee	the Fund Complex

Interested Trustees:

Barry R. James, CFA(2) 1349 Fairground Road James Investment Research, Inc. Beavercreek, Ohio 45385 Year of Birth: 1956	President and Trustee Since 1997	President and CEO, James Investment Research (2006-Present), Executive Vice President, James Investment Research (2000-2006), CEO, James Capital Alliance (2000-Present)	5	None

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Disinterested Trustees:

Anthony P. D’Angelo, D.B.A. c/o James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1930	Trustee Since 1997	Retired Professor Emeritus, Graduate School of Logistics and Acquisitions Management, Air Force Institute of Technology, Wright-Patterson AFB, Ohio (Retired since 1999)	5	None

Leslie L. Brandon c/o James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1942	Trustee Since May 2003	Retired Partner, Ernst & Young, LLP, Columbus, Ohio (1966-2000)	5	None

Richard C. Russell c/o James Advantage Funds 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1946	Trustee Since May 2003	Consultant (2002-Present)	5	Director, Excellence in Motivation (1994 to Present); Director, Dayton Reliable Tool (1999 to Present)

Principal Officers:

Thomas L. Mangan 1349 Fairground Road Beavercreek, Ohio 45385 Year of Birth: 1949	Vice President, Chief Compliance Officer, Treasurer , Secretary and Chief Financial Officer since 1997	Senior Vice President, James Investment Research, Inc.	N/A	N/A

(1)Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

(2)Mr. James is an “interested person” of the Trust as defined in the 1940 Act because of his relationship to James Investment Research, Inc., which serves as the investment Adviser to the Trust.

Trustees’ Compensation:

Name	Compensation from the Fund	Total Compensation from Trust*
Barry R. James	$0	$0
+ Leslie L. Brandon	$4,240	$21,200
+Anthony P. D’Angelo	$3,640	$18,200
+Richard C. Russell	$3,840	$19,200

+ Member of Audit Committee.  The Audit Committee is the only standing committee of the Board of Trustees.  The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees.  The Audit Committee held four regularly scheduled meetings during the fiscal year ended June 30, 2009.

* Amounts shown include payments made to the Trustees in the fiscal year ended June 30, 2009.  The Trust does not pay any retirement benefits to the Trustees for their service.

Trustees’ Ownership of Trust Shares (as of December 31, 2008)

Trustee	Dollar Range of Equity Securities in Balanced: Golden Rainbow Fund	Aggregate Dollar Range of Equity Securities in Registered Investment Company
Barry R. James	Over $100,000	Over $100,000
Anthony P. D’Angelo	Over $100,000	Over $100,000
Leslie L. Brandon	Over $100,000	Over $100,000
Richard C. Russell	Over $100,000	Over $100,000

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PROXY VOTING POLICIES OF THE TRUST AND THE ADVISER

The Trust’s Proxy Voting Policies and Procedures

Pursuant to rules established by the Securities and Exchange Commission, under the 1940 Act, the Board of Trustees of the Trust has adopted the following formal, written guidelines for proxy voting by the Trust.  The Board of Trustees of the Trust oversees voting policies and decisions for the Fund.

The Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board of Trustees of the Trust believes that the Adviser, which selects the individual companies that are part of the Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes.  Therefore, the Trust defers to and relies on the Adviser to make decisions on casting proxy votes.

In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

Summary of Adviser’s Proxy Voting Guidelines

The proxy voting decisions for issues not specifically addressed in the following summary are determined on a case-by-case basis.  The Adviser has retained Egan Jones to vote proxies on behalf of the Trust in accordance with the Trust’s and the Adviser’s policies.

Election of Directors in Uncontested Elections

WITHHOLD votes for nominees who:

•        are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees

•        are inside directors and sit on the Audit, Compensation, or Nominating committees

•        are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

•        ignore a shareholder proposal that is approved by a majority of the shares outstanding.

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•        ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

•        fail to act on takeover offers where the majority of the shareholders have tendered their shares.

•        implement or renew a “dead-hand” or modified “dead-hand” poison pill.

•        sit on more than four boards.

FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.

Independent Directors

FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.  Case-by-case basis on proposals asking that the Chairman be independent.

Stock Ownership Requirements

AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term Limits

AGAINST shareholder proposals to limit tenure of outside directors.

Age Limits

AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability

AGAINST proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

Charitable Contributions

AGAINST proposals regarding charitable contributions.

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Proxy Contests (Contested Elections)

Ratifying Auditors

FOR proposals to ratify auditors, unless:

Non-audit fees exceed 50% of total fees.

Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Proxy Contest Defenses

Classified Board vs. Annual Election

AGAINST proposals to classify the board.

FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors

AGAINST proposals that provide that directors may be removed only for cause.

FOR proposals to restore shareholder ability to remove directors with or without cause.

AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

FOR proposals to eliminate cumulative voting.

Calling Special Meetings

AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Acting by Written Consent

AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board

FOR proposals to fix the size of the board.

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AGAINST proposals that give management the ability to alter size of the board without shareholder approval.

Tender Offer Defenses

“Poison Pills”

FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.

Fair Price Provisions

AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

“Greenmail”

FOR proposals to adopt anti-”greenmail” charter or bylaw amendments or otherwise restrict the company’s ability to make “greenmail” payments.

Unequal Voting Rights

AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Charter or Bylaws

AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Requirement to Approve Mergers

AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Placement of Equity with “White Squire”

FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.

Other Governance Proposals

Confidential Voting

FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If

29

the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

Equal Access

FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Capital Structure

Common Stock Authorization

AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.

Reverse Stock Splits

FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Preferred Stock

AGAINST proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights).

FOR proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.

FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.

“Blank Check Preferred Stock”

FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock

FOR management proposals to reduce the par value of common stock.

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Debt Restructurings

FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.

Share Repurchase Programs

FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Amendments that Place a Maximum limit on Annual Grants or Amend

Administrative Features

FOR plans that amend shareholder-approved plans to include administrative features or place maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals

FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Approval of Cash or Cash & Stock Bonus Plans

FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

Limits on Director and Officer Compensation

FOR shareholder proposals requiring additional disclosure of officer and director compensation.

“Golden Parachutes” and “Tin Parachutes”

FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.

Employee Stock Ownership Plans (ESOPs)

FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

FOR proposals to implement a 401(k) savings plan for employees.

Business Combinations and Corporate Restructurings

Appraisal Rights

FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors

WITHHOLD votes for directors who:

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•              are interested directors and sit on key board committees (Audit, Nominating or Compensation committees).

•              are interested directors and the company does not have one or more of the following committees: Audit, Nominating or Compensation.

•              attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

•              ignore a shareholder proposal that is approved by a majority of shares outstanding.

•              ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

•              sit on more than 10 fund boards.

•              serve as Chairman but are not independent (e.g. serve as an officer of the fund’s Adviser).

Investment Advisory Agreements

New Classes or Series of Shares

FOR creating new classes or series of shares.

Changing Fundamental Investment Objective to Non-fundamental

AGAINST proposals to change the fund’s fundamental investment objective to non-fundamental.

Authorizing Board to Hire and Terminate Sub-Advisers without Shareholder Approval

AGAINST authorizing the board to hire and terminate sub-Advisers without shareholder approval

Master-Feeder Structure

FOR establishment of a master-feeder structure.

Shareholder Proposals

Independent Directors

FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR proposals asking that the Chairman be independent.

Establish Director Ownership Requirement

AGAINST establishing a director ownership requirement.

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Social Issues

Energy and Environment

AGAINST on proposals that request companies to follow the CERES Principles.

FOR reports that seek additional information, particularly when it appears company has not adequately addressed shareholders’ environmental concerns.

South Africa

AGAINST on proposals related to South Africa.

FOR reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

AGAINST on proposals related to the MacBride Principles.

FOR reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears company has not adequately addressed shareholder concerns.

Military Business

AGAINST on defense issue proposals.

FOR reports that seek additional information on military related operations, particularly when company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

AGAINST on proposals relating to the Maquiladora Standards and international operating policies.

FOR reports on international operating policy issues, particularly when it appears company has not adequately addressed shareholder concerns.

World Debt Crisis

AGAINST on proposals dealing with Third World debt.

FOR reports on Third World debt issues, particularly when it appears company has not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

AGAINST on proposals regarding equal employment opportunities and discrimination.

FOR reports that seek additional information about affirmative action efforts, particularly when it appears company has been unresponsive to shareholder requests.

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Animal Rights

AGAINST on proposals that deal with animal rights.

Product Integrity and Marketing

AGAINST on ceasing production of socially questionable products.

FOR reports that seek additional information regarding product integrity and marketing issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources Issues

AGAINST on proposals regarding human resources issues.

FOR reports that seek additional information regarding human resources issues, particularly when it appears companies have been unresponsive to shareholder requests.

Trust Proxy Votes for 12 Months Ended June 30, 2009

Information regarding how the Fund voted proxies related to portfolio securities during the 12-month period ended June 30, 2009 is available upon request by writing the Transfer Agent at P.O. Box 786, Denver, CO 80201, by calling 800-99 JAMES (800-995-2637), or on the Securities and Exchange Commission’s website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES

As of October 2, 2009, the officers and Trustees of the Fund as a group owned less than 1% of the then-outstanding shares of the Fund.  An officer of the Trust is a co-trustee of the James Investment Research Profit Sharing Plan (the “Plan”).  The percentage of shares of the Fund indicated in the preceding sentence includes shares in the officer’s account in the Plan, but does not include any other shares of the Plan.

As of October 2, 2009, the following persons owned of record, for the benefit of their respective customers, more than 5% of the outstanding voting shares of the Fund:

Name/Address	Percentage Owned

Retail Class

Charles Schwab & Co. Inc. Special Custody Account FBO its Customers 101 Montgomery Street San Francisco, CA 94104	34.31	%*

National Financial Services LLC FBO its Customers 200 Liberty Street, One Manhattan, NY 10281	17.88%

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Institutional Class

F.E. James, Ph.D. P.O. Box 8 Alpha, OH 45301	98.97%

*May be deemed to control the Fund because it owned of record, for the benefit of others, more than 25% of the outstanding voting shares as of October 2, 2009.

THE INVESTMENT ADVISER

James Investment Research, Inc., P.O. Box 8, Alpha, Ohio 45301 (the “Adviser”) supervises the Fund’s investments pursuant to a Management Agreement (the “Management Agreement”) subject to the approval of the Board of Trustees.  Francis E. James is the controlling shareholder of the Adviser.  The Management Agreement was effective for an initial two-year term and is renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not “interested persons” of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.  The Management Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser.  The Management Agreement provides that it will terminate automatically in the event of its assignment.

As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly: (a) at the annual rate of 0.74% of the average value of its daily net assets for assets up to and including $500 million, (b) at the annual rate of 0.70% of the average value of its daily net assets for assets from $500 million up to and including $1 billion, (c) at the annual rate of 0.65% of the average value of its daily net assets for assets from $1 billion up to and including $2 billion, and (d) at the annual rate of 0.60% of the average value of its daily net assets for assets over $2 billion.  For the fiscal year ended June 30, 2009, the Fund paid to the Adviser fees of $4,006,182.  For the fiscal year ended June 30, 2008, the Fund paid to the Adviser fees of $2,868,418.  For the fiscal year ended June 30, 2007, the Fund paid to the Adviser fees of $2,276,281.

The Fund is responsible for the payment of all operating expenses of the Fund, including brokerage fees and commissions; taxes or governmental fees; interest fees and expenses of the non-interested person trustees; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s

35

shareholders; the cost of printing or preparing statements, reports or other documents to shareholders; expenses of shareholders’ meetings and proxy solicitations; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s trustees and officers with respect thereto.

The Adviser retains the right to use the names “Balanced: Golden Rainbow,” “James Advantage” or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the names “Balanced: Golden Rainbow,” and “James Advantage” or any variation thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.  If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders.  Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

PORTFOLIO MANAGERS

The following charts list the Fund’s portfolio managers, the number of their other managed accounts per investment category, the total pooled assets of managed accounts (not including the James Advantage Funds) and the beneficial ownership in the Fund(s) managed at the end of the June 30, 2009 fiscal year.  Listed below the charts is (i) a description of accounts managed where the Advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers’ compensation structure at the end of the June 30, 2009 fiscal year, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager’s management of the Fund’s investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager, if any.

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Account Type	# of Accounts by Type	Total Assets by Type in $ millions	# of Accounts by Type subject to Performance Fee	Total Assets by Type Subject to a Performance Fee ($MM)
F.E. James, Ph.D.
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	18	$78.5	0	$0
Barry R. James, CFA, CIC
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	36	$493	0	$0
Ann M. Shaw, CFP
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	46	$73	0	$0
Thomas L. Mangan
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	56	$364.8	0	$0
David W. James, CFA
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	32	$80	0	$0
R. Brian Culpepper
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	2	$6.4	1	$6.4
Other Accounts	51	$50.2	0	$0
Brian P. Shepardson, CFA, CIC
Registered Investment Cos.	5	$686.3	0	$0
Other Pooled Investment Vehicles*	1	$6.4	1	$6.4
Other Accounts	30	$30	0	$0

* The “other pooled vehicle” is the James Market Neutral Limited Partnership and is the only investment vehicle managed by the Adviser with an incentive or performance based fee. The James Advantage Funds and the James Market Neutral Limited Partnership are team managed. Therefore, counting of these assets for each member of the team will result in asset totals greater than the total assets managed by the Adviser.

Securities Ownership of Portfolio Managers:

Dr. F. E. James, Ph.D.*

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow							X

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Barry R. James, CFA, CIC*

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow					X

Ann M. Shaw, CFP*

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow						X

*F.E. James, Ph.D., Barry R. James and Ann M. Shaw are co-trustees of the James Investment Research Profit Sharing Plan (the “Plan”), and may each be deemed to beneficially own the shares owned by the Plan.  Shares indicated as owned by Dr. James, Mr. James and Ms. Shaw, respectively, include shares in his or her account of the Plan, but do not include any other shares of the Plan.

Thomas L. Mangan

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow					X

David W. James, CFA

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow					X

R. Brian Culpepper

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow				X

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Brian P. Shepardson, CFA, CIC

Fund	-0-	$1M- $10M	10,001- 50,000	50,001 – 100,000	100,001 – 500,000	500,001 – 1,000,000	Over $1MM
Balanced: Golden Rainbow			X

Portfolio Manager Compensation.  All portfolio managers are compensated in the following manner:

Salary:  Determined at employment and periodically adjusted.

Profit Sharing:  The net, pre-tax profits of the Adviser are shared with all its employees based on a formula. Dr. F.E. James does not share in this bonus as he is the sole owner of the Adviser.

Portfolio Manager’s Bonus:  An additional portion of the profits of the Adviser is awarded to portfolio managers. This is based on the value of the assets under management by that portfolio manager, the number of accounts managed and length of service with the Adviser; the longer the tenure, the greater the compensation.

Other bonuses:  The Adviser may give additional bonuses at its sole discretion or upon the advice of its Board of Directors.

A material conflict might arise in the management of the James Balanced: Golden Rainbow versus the management of other accounts if the dollar value of smaller capitalization stock transactions were to grow to be so large as to cause significant price movements as portfolio managers acquire and liquidate positions. This conflict may arise because many of the Adviser’s individually managed portfolios follow the same strategies as the Funds and hold the same securities. The Adviser uses limits in executing larger transactions and has adopted policies and procedures, such as aggregating mutual fund trades with private client transactions and average pricing to ensure that no fund or client has an advantage over other Funds or clients.

TRANSFER AGENT AND DISTRIBUTOR

As of March 20, 2010, the Fund retained ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 (the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent, and to provide the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities, and fund accounting services, including calculating the Fund’s daily net asset value and necessary office equipment, personnel and facilities.  The Fund paid the previous transfer agent, JPMorgan Chase, N.A. (“JPM”) for its services as administrator, fund accountant and transfer agent $575,000 for the fiscal year ended June 30, 2009.  The Fund paid JPM for its services as administrator, fund accountant and transfer agent $414,290 for the fiscal year ended June 30, 2008. The Fund paid JPM for its services as administrator, fund accountant and transfer agent $275,691 for the fiscal year ended June 30, 2007.

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The Fund retains Unified Financial Securities, Inc. (the “Distributor”), 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, to act as the exclusive agent for distribution of the Fund’s shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.

Certain officers of the Trust may also be officers and/or employees of ALPS Fund Services, Inc., the administrator, the transfer agent and accounting services agent for the Trust.

OTHER SERVICES

The firm of Deloitte & Touche LLP, 250 East Fifth Street, Suite 1900, Cincinnati, Ohio 45202, has been selected as independent registered public accounting firm for the Trust for the fiscal year ending June 30, 2010.  Deloitte & Touche LLP performs an annual audit of the Fund’s financial statements.

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund’s investments.  The Custodian holds all cash and securities of the Fund (either in the Custodian’s possession or in its favor through “book entry systems” authorized by the Trustee in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and

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information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Adviser makes investment decisions for the Fund independently from those of the other accounts the Adviser manages; investments of the type the Fund may make, however, may also be made by those other accounts.  When the Fund and one or more other accounts the Adviser manages are prepared to invest in, or desire to dispose of, the same security, the Adviser will allocate available investments or opportunities for sales in a manner the Adviser believes to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.    The Adviser may aggregate purchase and sale orders for the Fund and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Fund and its other clients.

The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Orders for the same security for James Balanced; Golden Rainbow Fund and one of the other accounts the Adviser manages, placed at the same time by a portfolio manager will be aggregated.  In addition, two or more portfolio managers may place orders for the same security, either to buy or sell, at the same time.  These orders will also be aggregated if executed by an Adviser’s trader at the same time through the same broker.  Orders for trades in the Funds may be bunched, or aggregated with other clients, including limited partnerships.  Bunched, or aggregated, orders will be average priced and positions not 100 percent filled will be allocated on a pro-rata basis.  These policies apply to all trades: establishing long positions, selling long positions, establishing short positions and closing out short positions.  The policies do not require that all Fund trades be aggregated, especially in the case of portfolio maintenance trades or trades specific to a particular portfolio, such as the need to rebalance a portfolio, to raise cash or to invest new cash.

The Fund paid brokerage commissions of $601,929 for the fiscal year ended June 30, 2009, $203,527 for the fiscal year ended June 30, 2008 and $209,541 for the fiscal year ended June 30, 2007.

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Code of Ethics.  The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts.  The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

SHARES OF THE FUND

The Fund offers two classes of shares, the Retail Class shares and Institutional Class shares.  Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features.  The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders.  Institutional Class shares are not subject to 12b-1 fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities  that are approved by management of the Trust).

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

DETERMINATION OF SHARE PRICE

The price (net asset value) of each class of shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Trust is open for business on every day except Saturdays, Sundays and the following holidays:  New Year’s Day, President’s Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The net asset value of each class of shares of the Fund is calculated separately by dividing the total value of the assets of the class (including cash accrued income), less any liabilities of the class (including estimated accrued expenses) by the number of shares outstanding of the class.  Because the value of the Fund’s investment portfolio changes every business day, the net asset value usually changes as well.

Securities that are traded on any exchange are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (NNM) and NASDAQ SmallCap MarketSM securities.  When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which the Fund determines its net asset value) that materially affects a security’s value, when the Adviser determines that the market

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quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees.  The Fund may use pricing services to determine market value for securities.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing.  In computing the net asset value of the Fund, the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open.  Trading of these securities may not take place on every New York Stock Exchange business day.  In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the Fund’s share price is not calculated.  Therefore, the value of the portfolio of a fund holding foreign securities may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

The calculation of the share price of the Fund holding foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation.  Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will not be reflected in the calculation unless the Adviser determines, subject to review by the Board of Trustees, that the particular event would materially affect net asset value, in which case an adjustment will be made.

ADDITIONAL TAX INFORMATION

Taxation of the Funds.  The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income.  In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities’ loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains.  A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income

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for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

The Fund may invest in inflation-indexed securities (also known as inflation-protected securities), on which principal is adjusted based on changes in an inflation index such as the Consumer Price Index.  Net positive adjustments to principal value as a result of an increase in the index are taxable as ordinary income in the year of the adjustment, rather than at maturity when the principal is repaid.  Net negative adjustments to principal value as a result of a decrease in the index can be deducted to the extent of the Fund’s interest income from the security for the current and previous taxable years, with any excess being carried forward to future taxable years.  The Fund intends to distribute dividends to shareholders on a quarterly basis.  These distributions may include both interest income and net income representing principal adjustments.  Net negative principal adjustments near the end of a taxable year may cause all or a portion of the dividends distributed earlier in the year to be treated as a return of capital.

As of June 30, 2009, the Fund has the following capital loss carryforwards and “post-October” losses.  These capital loss carryforwards and “post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryforward	“Post-October” Loss

Balanced: Golden Rainbow Fund	$1,259,804 (expires June 30, 2017)	$9,087,338

DISTRIBUTION PLAN

The Retail Class of the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which the Fund may incur expenses related to distribution of its shares and for services provided to shareholders.

Under the Plan, the Trust may engage in activities related to the distribution of Retail Class shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Retail Class shares, or that may be advising Retail Class shareholders regarding the purchase, sale or retention of shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that hold Retail Class shares of the Fund for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Retail Class of the Fund and Retail Class shareholders; (c) expenses of maintaining personnel (including personnel of organizations with

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which the Trust has entered into agreements related to the Plan) who engage in or support distribution of Retail Class shares or who render shareholder support services not otherwise provided by the Trust’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan.

The Trustees expect that the Plan will result in the sale or retention of a sufficient number of shares so as to allow the Fund to maintain economic viability.  It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Payments under the Plan are made to the Adviser, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund.  The amount payable by the Fund under the Plan is 0.25% of its average daily net assets of the Retail Class for the year.  The Plan is a compensation plan, which means that payments are made to the Adviser regardless of 12b-1 expenses actually incurred.  Therefore, payments under the Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by the Fund for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Payments received by the Adviser under the Plan are in addition to the fees paid to the Adviser pursuant to the Management Agreement.  Because these 12b-1 expenses are paid out of the Retail Class assets on an ongoing basis, over time these 12b-1 expenses will increase the cost of your investment and may cost you more than paying other types of sales loads.

Prior to June 1, 2009, the Plan was a reimbursement plan, which permitted the Fund to pay directly (or to reimburse the Adviser or the Trust’s principal underwriter for) 12b-1 expenses in an amount up to 0.25% of the average daily net assets as of the Retail Class.  Effective as of June 1, 2009, the Trust’s Board of Trustees, including the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, approved changes making the Plan a compensation plan rather than a reimbursement plan.

Continuation of the Plan and the related agreements must be approved annually by the Trustees in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the Fund’s outstanding shares.  Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Retail Class, and all other

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material amendments to the Plan or any related agreement must be approved by a majority of the Board of Trustees, including a majority of the independent Trustees.

Various state and federal laws limit the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities.  In the event these laws are deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the services. State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to federal law and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

For the fiscal year ended June 30, 2009, the Fund incurred and paid, under the Plan on behalf of the Fund’s Retail Class shares, the following expenses: advertising $41,998 printing and mailing of prospectuses $32,531; printing and mailing of advertisements $41,506; payments to broker-dealers and others for the sale or retention of Fund shares $1,162,891; payments to underwriters $0 and other expenses $74,419.

It should be noted that the Adviser absorbed significant additional expenses in many of these areas. These expenses were in excess of the Fund’s expenses under the Plan and not reimbursed to the Adviser.  Barry R. James and Thomas L. Mangan (because of their respective associations with the Adviser) may indirectly benefit from any payments made pursuant to the Plan.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included herein are hereby incorporated by reference to the Annual Report of the James Advantage Funds for the year ended June 30, 2009.

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